AXP(R) State
                                                                      Tax-Exempt
                                                                           Funds

                                                          2001 SEMIANNUAL REPORT

American
   Express(R)
Funds

(icon of) lock

Tax-exempt funds from the following states:

California

Massachusetts

Michigan

Minnesota

New York

Ohio

Each Fund seeks to provide shareholderswith a high level of income generally exempt from federal income tax as well as from the respective state and local income tax.

Twice the Tax Relief

Many people who want to reduce their tax burden favor municipal bonds because the interest they pay is generally free from federal tax. If you want to reduce state tax, too, you can invest in municipal bonds in the state you reside. Investments in municipal bonds are one of the best tax-advantaged investments still available to individuals. What's more, the money you invest is typically used by municipalities to fund projects such as schools and highways. So, with this investment, the benefits reach well beyond your pocketbook.

CONTENTS
From the Chairman                                          3
Portfolio Manager Q & A                                    3
Fund Facts                                                 5
The 10 Largest Holdings                                   11
Financial Statements                                      17
Notes to Financial Statements                             24
Investments in Securities                                 41

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2   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

For most of us investors, the past several months proved to be an extremely trying time. More recently, the events of this past September and the prospect of what may follow have added to our collective concern.

While nothing can change what has happened, we can control how we respond. In broad terms, I would strongly advise that you keep a focus on your long-term financial goals and not let specific events dictate your investment decisions. Ultimately, it is where you finish, not where you are at the moment, that matters most. Your financial advisor plays an essential role in this process, so please let him or her help you by reviewing your situation and plotting the proper investment course.

As I have indicated in the past, the role our Board plays in your financial future is to monitor and confirm that each American Express mutual fund meets its investment objective and that its management style stays on target. We want each fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes in its investment management capability, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson

(picture of) Paul B. Hylle
Paul B. Hylle
Portfolio manager

Portfolio Manager Q & A

Q: How did the Funds perform over the six-month period ending December 31, 2001?
A: The past six months were a tale of two distinct periods of performance, with strong returns occurring in the early months of the period due to declining interest rates. Performance took a downward turn in November and December as interest rates headed higher, which has a negative effect on bond prices. By the end of December, interest rates and municipal bond prices were little changed from the start of the six-month period.

Q: What factors contributed to the Funds' performance during this period?
A: The Federal Reserve's campaign to lower short-term interest rates benefited the State Tax-Exempt Funds in the opening months of the period. With ongoing signs of a weakening economy, interest rates continued to move lower, boosting bond values and the total returns of the Funds. In particular, higher-quality, shorter-term securities performed the best. A few weeks after the terrible attacks of September 11, interest rates reached their lowest levels. From that point through the end of the year, the general trend of interest rates was sharply higher, detracting from the performance of the Funds.

Q: What changes did you make to the portfolios during the past six months?
A: As the period began, the Funds maintained a slightly shorter-than-average duration. While this more defensive posture detracted from overall performance initially, we did eventually see the market shift in favor of this strategy. After the markets rallied significantly in the late summer, I became concerned that interest rates were ready to move higher, and therefore positioned the Funds even more defensively to help offset the impact of negative interest rate trends. That proved to be beneficial when interest rates turned sharply higher in November and December. In terms of individual states, California and New York faced the biggest hurdles. California is suffering from a severe decline in the dominant technology sector and its energy supply problems, while New York is now faced with costs associated with the September 11th attacks. This is putting added stress on the budgets of each state at the same time an economic decline is reducing tax revenues.

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3   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

Q: What is your outlook for the coming year?
A: It is likely that the U.S. economy will improve during the first part of 2002, which should continue to put upward pressure on interest rates. Nevertheless, the economic struggles of 2001 have contributed to budgetary problems for most states. That could result in a larger supply of new bonds, a trend that can push interest rates higher. An additional concern is that some issuers may undergo a downgrade in their credit rating. Still, there are positive factors in the market as well. The likelihood of an improved economy may mean these budgetary woes are short-lived. What's more, most states have a budget reserve that can help offset some of the difficulties they will face. Also, these states have fairly strong demand for their bonds due to their relatively high income tax structures.

Most likely 2002 will offer limited opportunities to benefit from capital appreciation in our holdings. Therefore, our focus will be on maintaining a shorter duration in our holdings while generating a competitive level of income in order to boost the Funds' overall return. We may seek to invest in bonds from issuers with slightly lower credit ratings that offer a more attractive yield, in order to improve overall performance in what may be a challenging environment.

Paul B. Hylle

Note to shareholders: In January 2002, the following individuals succeeded Paul Hylle as portfolio managers of the State Tax-Exempt Funds.

AXP California Tax-Exempt Fund:                Terry Fettig
AXP Massachusetts Tax-Exempt Fund:             Terry Seierstad
AXP Michigan Tax-Exempt Fund:                  Terry Fettig
AXP Minnesota Tax-Exempt Fund:                 Dave Kerwin
AXP New York Tax-Exempt Fund:                  Dave Kerwin
AXP Ohio Tax-Exempt Fund:                      Terry Seierstad

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4   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

Fund Facts
AXP California Tax-Exempt Fund

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2001                                                           $5.19
June 30, 2001                                                           $5.18
Increase                                                                $0.01

Distributions -- July 1, 2001 - Dec. 31, 2001
From income                                                             $0.11
From long-term capital gains                                            $  --
Total distributions                                                     $0.11
Total return*                                                          +2.48%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2001                                                           $5.19
June 30, 2001                                                           $5.17
Increase                                                                $0.02

Distributions -- July 1, 2001 - Dec. 31, 2001
From income                                                             $0.09
From long-term capital gains                                            $  --
Total distributions                                                     $0.09
Total return*                                                          +2.29%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2001                                                           $5.19
June 30, 2001                                                           $5.18
Increase                                                                $0.01

Distributions -- July 1, 2001 - Dec. 31, 2001
From income                                                             $0.09
From long-term capital gains                                            $  --
Total distributions                                                     $0.09
Total return*                                                          +2.10%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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5   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2001                                                           $5.31
June 30, 2001                                                           $5.28
Increase                                                                $0.03

Distributions -- July 1, 2001 - Dec. 31, 2001
From income                                                             $0.11
From long-term capital gains                                            $  --
Total distributions                                                     $0.11
Total return*                                                          +2.76%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2001                                                           $5.31
June 30, 2001                                                           $5.28
Increase                                                                $0.03

Distributions -- July 1, 2001 - Dec. 31, 2001
From income                                                             $0.09
From long-term capital gains                                            $  --
Total distributions                                                     $0.09
Total return*                                                          +2.37%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2001                                                           $5.31
June 30, 2001                                                           $5.28
Increase                                                                $0.03

Distributions -- July 1, 2001 - Dec. 31, 2001
From income                                                             $0.09
From long-term capital gains                                            $  --
Total distributions                                                     $0.09
Total return*                                                          +2.38%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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6   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2001                                                           $5.26
June 30, 2001                                                           $5.27
Decrease                                                                $0.01

Distributions -- July 1, 2001 - Dec. 31, 2001
From income                                                             $0.12
From long-term capital gains                                            $  --
Total distributions                                                     $0.12
Total return*                                                          +2.15%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2001                                                           $5.26
June 30, 2001                                                           $5.27
Decrease                                                                $0.01

Distributions -- July 1, 2001 - Dec. 31, 2001
From income                                                             $0.10
From long-term capital gains                                            $  --
Total distributions                                                     $0.10
Total return*                                                          +1.76%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2001                                                           $5.26
June 30, 2001                                                           $5.27
Decrease                                                                $0.01

Distributions -- July 1, 2001 - Dec. 31, 2001
From income                                                             $0.10
From long-term capital gains                                            $  --
Total distributions                                                     $0.10
Total return*                                                          +1.77%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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7   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2001                                                           $5.13
June 30, 2001                                                           $5.14
Decrease                                                                $0.01

Distributions -- July 1, 2001 - Dec. 31, 2001
From income                                                             $0.13
From long-term capital gains                                            $  --
Total distributions                                                     $0.13
Total return*                                                          +2.34%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2001                                                           $5.13
June 30, 2001                                                           $5.14
Decrease                                                                $0.01

Distributions -- July 1, 2001 - Dec. 31, 2001
From income                                                             $0.11
From long-term capital gains                                            $  --
Total distributions                                                     $0.11
Total return*                                                          +1.95%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2001                                                           $5.14
June 30, 2001                                                           $5.14
Increase                                                                $  --

Distributions -- July 1, 2001 - Dec. 31, 2001
From income                                                             $0.11
From long-term capital gains                                            $  --
Total distributions                                                     $0.11
Total return*                                                          +2.15%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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8   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

AXP New York Tax-Exempt Fund

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2001                                                           $5.08
June 30, 2001                                                           $5.12
Decrease                                                                $0.04

Distributions -- July 1, 2001 - Dec. 31, 2001
From income                                                             $0.11
From long-term capital gains                                            $  --
Total distributions                                                     $0.11
Total return*                                                          +1.40%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2001                                                           $5.08
June 30, 2001                                                           $5.12
Decrease                                                                $0.04

Distributions -- July 1, 2001 - Dec. 31, 2001
From income                                                             $0.09
From long-term capital gains                                            $  --
Total distributions                                                     $0.09
Total return*                                                          +1.01%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2001                                                           $5.08
June 30, 2001                                                           $5.11
Decrease                                                                $0.03

Distributions -- July 1, 2001 - Dec. 31, 2001
From income                                                             $0.09
From long-term capital gains                                            $  --
Total distributions                                                     $0.09
Total return*                                                          +1.21%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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9   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2001                                                           $5.28
June 30, 2001                                                           $5.27
Increase                                                                $0.01

Distributions -- July 1, 2001 - Dec. 31, 2001
From income                                                             $0.11
From long-term capital gains                                            $  --
Total distributions                                                     $0.11
Total return*                                                          +2.43%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2001                                                           $5.28
June 30, 2001                                                           $5.27
Increase                                                                $0.01

Distributions -- July 1, 2001 - Dec. 31, 2001
From income                                                             $0.09
From long-term capital gains                                            $  --
Total distributions                                                     $0.09
Total return*                                                          +2.04%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2001                                                           $5.28
June 30, 2001                                                           $5.28
Increase                                                                $  --

Distributions -- July 1, 2001 - Dec. 31, 2001
From income                                                             $0.09
From long-term capital gains                                            $  --
Total distributions                                                     $0.09
Total return*                                                          +1.85%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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10   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

The 10 Largest Holdings

AXP California Tax-Exempt Fund

                                                                    Percent               Value
                                                                (of net assets)   (as of Dec. 31, 2001)
Anaheim Public Finance Authority Revenue Bonds
Electric Utilities San Juan 2nd Series 1993
5.75% 2022                                                            4.3%            $11,372,615

Statewide Communities Development Authority
Certificates of Participation
St. Joseph Health System Group Series 1994
6.50% 2015                                                            2.3               6,136,184

Community Development Authority Health Facilities
Unihealth America Certificate of Participation
Series 1993 Inverse Floater
9.50% 2011                                                            2.2               5,912,500

San Diego County Water Authority Revenue Bonds
Certificates of Participation Series 1998A
4.50% 2024                                                            2.2               5,881,502

Northern California Transmission Select Auction
Variable Rate Security & Residual Interest Revenue Bonds
Series 1993
5.50% 2024                                                            1.8               4,647,600

Redding Redevelopment Agency Tax Allocation
Refunding Bonds Canby Hilltop Cypress Series 1993D
5.00% 2023                                                            1.8               4,632,414

Fontana Redevelopment Agency
Refunding Certificate of Participation
Police Facility Series 1993
5.63% 2016                                                            1.7               4,570,875

Rancho Mirage Joint Powers Finance Authority
Certificate of Participation
Eisenhower Memorial Hospital Series 1992
7.00% 2022                                                            1.7               4,373,875

State Refunding Unlimited General Obligation Bonds
Series 2001
4.00% 2004                                                            1.6               4,106,640

San Diego County Capital Asset Lease
Certificate of Participation Series 1993
Inverse Floater
8.32% 2007                                                            1.4               3,804,000

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart

The 10 holdings listed here make up 21.0% of net assets

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11   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT


The 10 Largest Holdings

AXP Massachusetts Tax-Exempt Fund

                                                                    Percent               Value
                                                                (of net assets)   (as of Dec. 31, 2001)

Boston City Hospital Refunding Revenue Bonds
Series 1993B
5.75% 2023                                                            3.4%             $3,003,959

Health & Educational Facilities Authority
Revenue Bonds Suffolk University Series 1992B
6.35% 2022                                                            2.9               2,591,481

Greater Lawrence Regional Vocational
Technical High School District
General Obligation Bonds
5.00% 2003                                                            2.9               2,584,325

Health & Educational Facilities Authority
Revenue Bonds Cape Cod Health System Series 1993A
5.25% 2021                                                            2.8               2,454,475

Development Finance Agency
Revenue Bonds SeMass Systems Series 2001B A.M.T.
5.00% 2005                                                            2.3               2,072,040

State Industrial Finance Agency Pollution Control
Refunding Revenue Bonds Eastern Edison Series 1993
5.88% 2008                                                            2.3               2,057,320

Municipal Wholesale Electric Power
Supply System Refunding Revenue Bonds
Series 1994B
4.75% 2011                                                            2.1               1,863,173

State Turnpike Authority Metro Highway System
Senior Lien Revenue Bonds Toll Road Series 1997A
5.00% 2037                                                            2.1               1,848,320

Health & Educational Facilities Authority
College Revenue Bonds Brandeis University
Series 1998I
4.75% 2028                                                            2.0               1,809,380

Bay Transportation Authority
General Transportation System
Refunding Revenue Bonds Series 1992B
6.20% 2016                                                            1.9               1,702,335

Note:   Investment  income  from  certain  securities  may  be  subject  to  the
Alternative Minimum Tax (A.M.T.).

For further details about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart

The 10 holdings listed here make up 24.7% of net assets

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12   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT


The 10 Largest Holdings

AXP Michigan Tax-Exempt Fund

                                                                    Percent               Value
                                                                (of net assets)   (as of Dec. 31, 2001)

Romulus Township School District Unlimited Tax
General Obligation Refunding Bonds Series 1993
5.75% 2022                                                            3.3%             $2,541,924

Grand Ledge Public Schools Unlimited Tax General
Obligation Refunding Bonds Eaton, Clinton & Ionia
Counties Series 1995
5.38% 2024                                                            2.6               2,008,299

State Strategic Fund Limited Tax Obligation Refunding
Revenue Bonds Ford Motor Series 1991A
7.10% 2006                                                            2.3               1,791,784

Detroit Sewer Disposal Pre-refunded Revenue Bonds
Series 1993
5.70% 2023                                                            2.2               1,710,080

Troy City Downtown Development Authority
County of Oakland Development Pre-refunded
Revenue Bonds Series 1995A
6.38% 2018                                                            2.2               1,691,535

Farmington Hills Hospital Finance Authority
Pre-refunded Revenue Bonds Botsford
General Hospital Series 1992A
6.50% 2022                                                            2.0               1,539,030

State Strategic Fund Limited Tax Obligation Refunding
Revenue Bonds Detroit Edison Series 1992BB
6.50% 2016                                                            2.0               1,536,825

Detroit Water Supply System Second Lien
Revenue Bonds Series 1995A
5.50% 2025                                                            2.0               1,513,965

Redford General Obligation Bonds Series 1995
5.25% 2016                                                            1.9               1,469,140

Battle Creek Calhoun County Downtown
Development Authority Pre-refunded Bonds
Series 1994
7.65% 2022                                                            1.8               1,405,113

Note:   Investment  income  from  certain  securities  may  be  subject  to  the
Alternative Minimum Tax (A.M.T.).

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart

The 10 holdings listed here make up 22.3% of net assets

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13   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT


The 10 Largest Holdings

AXP Minnesota Tax-Exempt Fund

                                                                    Percent               Value
                                                                (of net assets)   (as of Dec. 31, 2001)
St. Louis Park Health Care Facilities
Revenue Bonds Healthsystem Minnesota
Series 1993
5.10% 2013                                                            3.3%            $14,048,859

University of Minnesota Refunding Revenue Bonds
Series 1996A
5.50% 2021                                                            3.1              13,160,749

Minneapolis & St. Paul Housing & Redevelopment
Authority Health Care System Revenue Bonds
Healthspan Series 1993A
4.75% 2018                                                            3.0              12,706,604

Minneapolis & St. Paul Housing & Redevelopment
Authority Health Care System Revenue Bonds
Group Health Plan Series 1992
6.75% 2013                                                            2.5              10,706,009

Southern Minnesota Municipal Power Agency
Power Supply System Refunding Revenue Bonds
Series 1993A
4.75% 2016                                                            2.1               8,829,010

Southern Minnesota Municipal Power Agency
Power Supply System Refunding Revenue Bonds
Zero Coupon Series 1994A
6.67% 2019                                                            1.8               7,752,614

Metropolitan Council Minneapolis & St. Paul
Metropolitan Area Transit Unlimited General
Obligation Bonds Series 2001B
4.00% 2004                                                            1.8               7,636,341

St. Paul Housing & Redevelopment Authority
Sales Tax Revenue Bonds Civic Center
Escrowed to Maturity Series 1993
5.55% 2023                                                            1.8               7,594,799

Faribault Rice & Goodhue Counties Independent
School District #656 General Obligation
School Building Bonds Series 1995
5.75% 2015                                                            1.7               7,330,145

Richfield Independent School District #280 General
Obligation Bonds Series 1993 Inverse Floater
5.30% 2010                                                            1.6               6,671,873

Note:   Investment  income  from  certain  securities  may  be  subject  to  the
Alternative Minimum Tax (A.M.T.).

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart

The 10 holdings listed here make up 22.7% of net assets

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14   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

The 10 Largest Holdings

AXP New York Tax-Exempt Fund

                                                                    Percent               Value
                                                                (of net assets)   (as of Dec. 31, 2001)
United Nations Development Senior Lien
Pre-refunded Revenue Bonds Series 1992A
6.00% 2026                                                            4.5%             $4,838,039

State Dormitory Authority College Revenue Bonds
Consolidated City University System Series 1993A
5.75% 2013                                                            3.0               3,238,979

State Environmental Facilities State Water Revolving
Fund Pollution Control Revenue Bonds Series 1990A
7.50% 2012                                                            2.9               3,086,550

State Energy Research & Development Authority
Solid Waste Disposal Revenue Bonds
State Electric & Gas Company Series 1993A A.M.T.
5.70% 2028                                                            2.8               3,033,450

Port Authority Refunding Revenue
Bonds 124th Series 2001 A.M.T.
4.00% 2003                                                            2.6               2,797,410

State Energy Research & Development Authority
Pollution Control Refunding Revenue Bonds
Rochester Gas & Electric Series 1992B A.M.T.
6.50% 2032                                                            2.4               2,561,125

State Urban Development Capital Correctional
Facilities Refunding Lease Revenue Bonds
Series 1994A
5.25% 2021                                                            2.3               2,479,225

New York City Municipal Water Finance Authority
Water & Sewer System Revenue Bonds Series 1993
Inverse Floater
7.72% 2009                                                            2.0               2,150,000

State Dormitory Authority State University
Educational Facilities Refunding Revenue Bonds
Series 1993A
5.50% 2019                                                            2.0               2,115,060

New York City Industrial Development Agency
Civic Facilities Revenue Bonds
Rockefeller Foundation Series 1993
5.38% 2023                                                            1.9               2,014,240

Note:   Investment  income  from  certain  securities  may  be  subject  to  the
Alternative Minimum Tax (A.M.T.).

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart

The 10 holdings listed here make up 26.4% of net assets

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15   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT


The 10 Largest Holdings

AXP Ohio Tax-Exempt Fund

                                                                    Percent               Value
                                                                (of net assets)   (as of Dec. 31, 2001)

Lakota Local School District Unlimited Tax
Improvement General Obligation
Pre-refunded Bonds Series 1994
6.25% 2014                                                            2.8%             $2,214,879

State Air Quality Development Authority Refunding
Revenue Bonds JMG Funding Limited Partnership
Series 1994 A.M.T.
6.38% 2029                                                            2.8               2,162,239

Erie County Hospital Improvement Refunding
Revenue Bonds Firelands Community Hospital Series 1992
6.75% 2015                                                            2.6               2,041,679

State Valley School District School Improvement
Unlimited Tax General Obligation Bonds
Counties of Adams & Highland Series 1995
5.25% 2021                                                            2.6               2,004,039

Lorain County Hospital Facilities
Refunding Revenue Bonds EMH Regional Medical Center
Series 1995
5.38% 2021                                                            2.6               2,003,320

State Municipal Electric Generation Agency Revenue Bonds
Joint Venture #5 Series 1993
5.38% 2024                                                            2.6               2,001,240

Gateway Economic Development Greater Cleveland
Excise Tax Refunding Revenue Bonds Senior Lien
Series 2001 A.M.T.
5.13% 2005                                                            2.4               1,833,458

Butler County Hospital Facility Improvement Pre-refunded
Revenue Bonds Fort Hamilton-Hughes Memorial Center
Series 1991
7.50% 2010                                                            2.3               1,785,000

Cuyahoga County Hospital Refunding Revenue Bonds
Cleveland Clinic Foundation Series 1992C
5.50% 2011                                                            2.0               1,571,025

North Olmstead County General Obligation Bonds Series 1996
5.00% 2016                                                            1.9               1,502,850

Note:   Investment  income  from  certain  securities  may  be  subject  to  the
Alternative Minimum Tax (A.M.T.).

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart

The 10 holdings listed here make up 24.6% of net assets

-------------------------------------------------------------------------------
16   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT



Financial Statements

Statements of assets and liabilities

AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

                                                                        California         Massachusetts        Michigan
                                                                        Tax-Exempt          Tax-Exempt         Tax-Exempt
Dec. 31, 2001 (Unaudited)                                                  Fund                Fund               Fund
Assets

Investments in securities, at value (Note 1)
   (identified cost $246,278,883, $85,035,397 and $72,356,087)          $262,617,087      $87,048,924       $75,688,973
Cash in bank on demand deposit                                                36,354          112,280           644,131
Capital shares receivable                                                         --            2,440                --
Accrued interest receivable                                                3,750,229        1,628,561         1,037,707
Receivable for investment securities sold                                         --           41,067                --
                                                                                ----           ------              ----
Total assets                                                             266,403,670       88,833,272        77,370,811
                                                                         -----------       ----------        ----------

Liabilities
Payable for securities purchased on a when-issued basis (Note 1)                  --               --           637,738
Dividends payable to shareholders                                            354,953          107,123            98,319
Payable for investment securities purchased                                1,568,843               --                --
Accrued investment management services fee                                    10,153            3,420             2,956
Accrued distribution fee                                                       7,103            3,188             2,095
Accrued transfer agency fee                                                      813              423                32
Accrued administrative services fee                                              861              291               252
Other accrued expenses                                                        23,032           19,010            36,264
                                                                              ------           ------            ------
Total liabilities                                                          1,965,758          133,455           777,656
                                                                           ---------          -------           -------
Net assets applicable to outstanding shares                             $264,437,912      $88,699,817       $76,593,155
                                                                        ============      ===========       ===========

Represented by
Shares of beneficial interest -- $.01 par value (Note 1)                $    509,701      $   167,091       $   145,508
Additional paid-in capital                                               256,489,864       87,601,218        75,293,023
Undistributed (excess of distributions over) net investment income               899               (1)               --
Accumulated net realized gain (loss) (Note 6)                             (8,730,047)      (1,082,018)       (2,178,262)
Unrealized appreciation (depreciation) on investments (Note 5)            16,167,495        2,013,527         3,332,886
                                                                          ----------        ---------         ---------
Total -- representing net assets applicable to outstanding shares       $264,437,912      $88,699,817       $76,593,155
                                                                        ============      ===========       ===========
Net assets applicable to outstanding shares:         Class A            $236,860,234      $66,394,181       $68,094,788
                                                     Class B            $ 25,058,713      $21,225,996       $ 7,317,815
                                                     Class C            $  2,518,965      $ 1,079,640       $ 1,180,552
Outstanding shares of beneficial interest:           Class A shares       45,653,069       12,507,191        12,936,561
                                                     Class B shares        4,831,891        3,998,579         1,390,028
                                                     Class C shares          485,152          203,373           224,227
Net asset value per share:                           Class A            $       5.19      $      5.31       $      5.26
                                                     Class B            $       5.19      $      5.31       $      5.26
                                                     Class C            $       5.19      $      5.31       $      5.26
                                                                        ------------      -----------       -----------

See accompanying notes to financial statements.

-------------------------------------------------------------------------------
17   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT



Statements of assets and liabilities

AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

                                                                         Minnesota           New York             Ohio
                                                                        Tax-Exempt          Tax-Exempt         Tax-Exempt
Dec. 31, 2001 (Unaudited)                                                  Fund                Fund               Fund

Assets
Investments in securities, at value (Note 1)
   (identified cost $418,127,600, $101,584,955 and $73,937,589)         $424,535,274     $106,385,795       $76,883,324
Cash in bank on demand deposit                                               148,655          198,428            39,770
Capital shares receivable                                                     91,409               --                --
Accrued interest receivable                                                6,227,927        1,662,798           919,782
Receivable for investment securities sold                                    583,235               --                --
                                                                             -------             ----              ----
Total assets                                                             431,586,500      108,247,021        77,842,876
                                                                         -----------      -----------        ----------

Liabilities
Dividends payable to shareholders                                            565,023          131,828            96,448
Payable for investment securities purchased                                3,908,519        1,162,641             1,750
Accrued investment management services fee                                    16,100            4,125             3,000
Accrued distribution fee                                                      12,584            3,279             2,247
Accrued transfer agency fee                                                       13              135                92
Accrued administrative services fee                                            1,329              351               255
Other accrued expenses                                                        30,620           17,072            18,453
                                                                              ------           ------            ------
Total liabilities                                                          4,534,188        1,319,431           122,245
                                                                           ---------        ---------           -------
Net assets applicable to outstanding shares                             $427,052,312     $106,927,590       $77,720,631
                                                                        ============     ============       ===========

Represented by
Shares of beneficial interest -- $.01 par value (Note 1)                $    831,955     $    210,569       $   147,163
Additional paid-in capital                                               428,788,937      104,384,981        76,486,956
Undistributed net investment income                                              155               12             1,500
Accumulated net realized gain (loss) (Note 6)                             (8,818,263)      (2,465,866)       (1,857,777)
Unrealized appreciation (depreciation) on investments (Note 5)             6,249,528        4,797,894         2,942,789
                                                                           ---------        ---------         ---------
Total -- representing net assets applicable to outstanding shares       $427,052,312     $106,927,590       $77,720,631
                                                                        ============     ============       ===========
Net assets applicable to outstanding shares:         Class A            $364,785,121     $ 89,281,147       $67,139,622
                                                     Class B            $ 59,399,523     $ 16,957,214       $ 9,586,781
                                                     Class C            $  2,867,668     $    689,229       $   994,228
Outstanding shares of beneficial interest:           Class A shares       71,066,566       17,581,783        12,712,725
                                                     Class B shares       11,570,479        3,339,398         1,815,397
                                                     Class C shares          558,431          135,749           188,216
Net asset value per share:                           Class A            $       5.13     $       5.08       $      5.28
                                                     Class B            $       5.13     $       5.08       $      5.28
                                                     Class C            $       5.14     $       5.08       $      5.28
                                                                        ------------     ------------       -----------

See accompanying notes to financial statements.

-------------------------------------------------------------------------------
18   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT


Statements of operations

AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

                                                                        California         Massachusetts        Michigan
                                                                        Tax-Exempt          Tax-Exempt         Tax-Exempt
Six months ended Dec. 31, 2001 (Unaudited)                                 Fund                Fund               Fund
Investment income
Income:
Interest                                                                  $7,126,485       $2,276,697        $2,103,965
                                                                          ----------       ----------        ----------
Expenses (Note 2):
Investment management services fee                                           630,726          207,259           179,396
Distribution fee
   Class A                                                                   303,573           83,951            86,078
   Class B                                                                   124,032          100,472            34,704
   Class C                                                                     7,844            4,693             2,672
Transfer agency fee                                                           44,044           22,395            15,714
Incremental transfer agency fee
   Class A                                                                     4,315            1,974             1,582
   Class B                                                                       971              835               289
   Class C                                                                        85               23                24
Administrative services fees and expenses                                     54,590           17,298            15,277
Compensation of board members                                                  5,460            5,460             5,460
Custodian fees                                                                 9,322            3,030             4,110
Printing and postage                                                          14,259            6,310             5,644
Registration fees                                                             32,103           20,281            25,698
Audit fees                                                                     8,750            8,000             8,000
Other                                                                          1,431               52             1,218
                                                                               -----               --             -----
Total expenses                                                             1,241,505          482,033           385,866
   Earnings credits on cash balances (Note 2)                                (13,859)          (5,598)           (1,873)
                                                                             -------           ------            ------
Total net expenses                                                         1,227,646          476,435           383,993
                                                                           ---------          -------           -------
Investment income (loss) -- net                                            5,898,839        1,800,262         1,719,972
                                                                           ---------        ---------         ---------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                            119,236          341,382           251,255
   Futures contracts                                                        (202,394)              --                --
                                                                            --------             ----              ----
Net realized gain (loss) on investments                                      (83,158)         341,382           251,255
Net change in unrealized appreciation (depreciation) on investments          522,690           23,808          (408,937)
                                                                             -------           ------          --------
Net gain (loss) on investments                                               439,532          365,190          (157,682)
                                                                             -------          -------          --------
Net increase (decrease) in net assets resulting from operations           $6,338,371       $2,165,452        $1,562,290
                                                                          ==========       ==========        ==========

See accompanying notes to financial statements.

-------------------------------------------------------------------------------
19   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT


Statements of operations

AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

                                                                         Minnesota           New York             Ohio
                                                                        Tax-Exempt          Tax-Exempt         Tax-Exempt
Six months ended Dec. 31, 2001 (Unaudited)                                 Fund                Fund               Fund

Investment income
Income:
Interest                                                                 $12,333,829       $2,810,170        $2,098,519
                                                                         -----------       ----------        ----------
Expenses (Note 2):
Investment management services fee                                           989,506          253,964           186,809
Distribution fee
   Class A                                                                   463,409          113,292            86,901
   Class B                                                                   286,605           84,553            45,623
   Class C                                                                    12,064            2,622             4,231
Transfer agency fee                                                           98,527           25,197            16,454
Incremental transfer agency fee
   Class A                                                                     9,473            2,353             1,595
   Class B                                                                     2,482              719               391
   Class C                                                                       140               50                27
Administrative services fees and expenses                                     83,841           21,816            15,921
Compensation of board members                                                  5,910            5,460             5,460
Custodian fees                                                                10,492            5,770             5,054
Printing and postage                                                          19,066            8,719             5,627
Registration fees                                                             22,987           25,608            24,004
Audit fees                                                                     9,500            8,750             8,000
Other                                                                          2,117            1,755               129
                                                                               -----            -----               ---
Total expenses                                                             2,016,119          560,628           406,226
   Earnings credits on cash balances (Note 2)                                (14,019)          (2,294)           (5,617)
                                                                             -------           ------            ------
Total net expenses                                                         2,002,100          558,334           400,609
                                                                           ---------          -------           -------
Investment income (loss) -- net                                           10,331,729        2,251,836         1,697,910
                                                                          ----------        ---------         ---------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                          2,587,194           11,261           139,304
   Futures contracts                                                        (225,524)         (10,015)           (9,983)
                                                                            --------          -------            ------
Net realized gain (loss) on investments                                    2,361,670            1,246           129,321
Net change in unrealized appreciation (depreciation) on investments       (3,154,194)        (809,901)          (50,583)
                                                                          ----------         --------           -------
Net gain (loss) on investments                                              (792,524)        (808,655)           78,738
                                                                            --------         --------            ------
Net increase (decrease) in net assets resulting from operations          $ 9,539,205       $1,443,181        $1,776,648
                                                                         ===========       ==========        ==========

See accompanying notes to financial statements.

-------------------------------------------------------------------------------
20   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT


Statements of changes in net assets

AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

                                                         California Tax-Exempt Fund             Massachusetts Tax-Exempt Fund
                                                       Dec. 31, 2001     June 30, 2001          Dec. 31, 2001     June 30, 2001
                                                     Six months ended     Year ended          Six months ended     Year ended
                                                        (Unaudited)                              (Unaudited)

Operations and distributions
Investment income (loss) -- net                      $  5,898,839     $ 11,680,771             $ 1,800,262     $  3,840,113
Net realized gain (loss) on investments                   (83,158)      (1,830,748)                341,382          124,201
Net change in unrealized appreciation
   (depreciation) on investments                          522,690        8,710,217                  23,808        2,441,440
                                                          -------        ---------                  ------        ---------
Net increase (decrease) in net assets
   resulting from operations                            6,338,371       18,560,240               2,165,452        6,405,754
                                                        ---------       ----------               ---------        ---------
Distributions to shareholders from:
   Net investment income
      Class A                                          (5,419,050)     (10,760,792)             (1,430,839)      (3,110,622)
      Class B                                            (459,901)        (893,383)               (352,918)        (705,659)
      Class C                                             (29,387)         (16,198)                (16,504)         (25,202)
                                                          -------          -------                 -------          -------
Total distributions                                    (5,908,338)     (11,670,373)             (1,800,261)      (3,841,483)
                                                       ----------      -----------              ----------       ----------

Share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                             20,144,041       39,718,956               4,511,031       10,931,282
   Class B shares                                       2,416,260        6,533,410               3,637,577        3,986,974
   Class C shares                                       1,586,282        1,283,535                 334,889          401,630
Reinvestment of distributions at net asset value
   Class A shares                                       3,411,367        7,119,547               1,090,939        2,494,457
   Class B shares                                         325,990          682,053                 262,201          547,285
   Class C shares                                          25,007           12,648                  15,248           25,164
Payments for redemptions
   Class A shares                                     (18,414,519)     (35,050,333)             (4,264,050)     (10,097,344)
   Class B shares (Note 2)                             (1,536,588)      (4,535,825)             (1,226,644)      (2,202,984)
   Class C shares (Note 2)                               (165,864)        (199,923)                (10,015)          (7,584)
                                                         --------         --------                 -------           ------
Increase (decrease) in net assets from
   share transactions                                   7,791,976       15,564,068               4,351,176        6,078,880
                                                        ---------       ----------               ---------        ---------
Total increase (decrease) in net assets                 8,222,009       22,453,935               4,716,367        8,643,151
Net assets at beginning of period                     256,215,903      233,761,968              83,983,450       75,340,299
                                                      -----------      -----------              ----------       ----------
Net assets at end of period                          $264,437,912     $256,215,903             $88,699,817     $ 83,983,450
                                                     ============     ============             ===========     ============
Undistributed (excess of distributions over)
   net investment income                             $        899     $     10,398             $        (1)    $         (2)
                                                     ------------     ------------             -----------     ------------

See accompanying notes to financial statements.

-------------------------------------------------------------------------------
21   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT


Statements of changes in net assets

AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

                                                          Michigan Tax-Exempt Fund                Minnesota Tax-Exempt Fund
                                                       Dec. 31, 2001     June 30, 2001          Dec. 31, 2001     June 30, 2001
                                                     Six months ended     Year ended          Six months ended     Year ended
                                                        (Unaudited)                              (Unaudited)

Operations and distributions
Investment income (loss) -- net                       $ 1,719,972     $  3,600,202            $ 10,331,729     $ 21,052,341
Net realized gain (loss) on investments                   251,255          191,171               2,361,670       (1,943,976)
Net change in unrealized appreciation
   (depreciation) on investments                         (408,937)       2,276,366              (3,154,194)      12,884,312
                                                         --------        ---------              ----------       ----------
Net increase (decrease) in net assets
   resulting from operations                            1,562,290        6,067,739               9,539,205       31,992,677
                                                        ---------        ---------               ---------       ----------
Distributions to shareholders from:
   Net investment income
      Class A                                          (1,576,925)      (3,327,020)             (9,177,755)     (18,810,469)
      Class B                                            (132,967)        (262,535)             (1,203,061)      (2,219,057)
      Class C                                             (10,095)          (3,631)                (50,851)         (32,460)
                                                          -------           ------                 -------          -------
Total distributions                                    (1,719,987)      (3,593,186)            (10,431,667)     (21,061,986)
                                                       ----------       ----------             -----------      -----------

Share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                              4,863,219        8,519,696              33,946,922       72,638,585
   Class B shares                                         978,681        1,208,719               8,964,088       12,617,886
   Class C shares                                       1,008,941          216,679               1,302,902        1,721,901
Reinvestment of distributions at net asset value
   Class A shares                                       1,166,479        2,517,943               6,966,722       14,979,095
   Class B shares                                          95,422          198,272                 952,423        1,846,453
   Class C shares                                           4,405            1,174                  43,540           28,344
Payments for redemptions
   Class A shares                                      (4,792,983)     (11,731,757)            (32,580,421)     (79,888,353)
   Class B shares (Note 2)                               (214,868)      (1,047,810)             (3,552,822)      (7,009,477)
   Class C shares (Note 2)                                (40,381)              --                (197,793)         (29,028)
                                                          -------         --------                --------          -------
Increase (decrease) in net assets from
   share transactions                                   3,068,915         (117,084)             15,845,561       16,905,406
                                                        ---------         --------              ----------       ----------
Total increase (decrease) in net assets                 2,911,218        2,357,469              14,953,099       27,836,097
Net assets at beginning of period                      73,681,937       71,324,468             412,099,213      384,263,116
                                                       ----------       ----------             -----------      -----------
Net assets at end of period                           $76,593,155     $ 73,681,937            $427,052,312     $412,099,213
                                                      ===========     ============            ============     ============
Undistributed net investment income                   $        --     $         15            $        155     $    100,093
                                                      -----------     ------------            ------------     ------------

See accompanying notes to financial statements.

-------------------------------------------------------------------------------
22   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT


Statements of changes in net assets

AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

                                                          New York Tax-Exempt Fund                  Ohio Tax-Exempt Fund
                                                       Dec. 31, 2001     June 30, 2001          Dec. 31, 2001     June 30, 2001
                                                     Six months ended     Year ended          Six months ended     Year ended
                                                        (Unaudited)                              (Unaudited)

Operations and distributions
Investment income (loss) -- net                      $  2,251,836     $  4,809,815             $ 1,697,910      $ 3,478,451
Net realized gain (loss) on investments                     1,246          561,832                 129,321         (117,724)
Net change in unrealized appreciation
   (depreciation) on investments                         (809,901)       3,325,987                 (50,583)       1,999,088
                                                         --------        ---------                 -------        ---------
Net increase (decrease) in net assets
   resulting from operations                            1,443,181        8,697,634               1,776,648        5,359,815
                                                        ---------        ---------               ---------        ---------
Distributions to shareholders from:
   Net investment income
      Class A                                          (1,948,148)      (4,229,578)             (1,516,530)      (3,170,105)
      Class B                                            (294,334)        (585,710)               (164,587)        (303,547)
      Class C                                              (9,326)          (5,568)                (15,292)          (4,799)
                                                           ------           ------                 -------           ------
Total distributions                                    (2,251,808)      (4,820,856)             (1,696,409)      (3,478,451)
                                                       ----------       ----------              ----------       ----------

Share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                              5,272,077       10,426,775               7,668,883       13,023,386
   Class B shares                                       2,323,459        4,013,030               1,877,929        2,015,019
   Class C shares                                         372,216          357,049                 301,102          686,081
Reinvestment of distributions at net asset value
   Class A shares                                       1,402,611        3,190,608               1,115,027        2,420,796
   Class B shares                                         212,024          433,889                 118,192          231,940
   Class C shares                                           7,916            3,471                  14,408            4,639
Payments for redemptions
   Class A shares                                      (5,198,497)     (13,763,371)             (8,670,314)     (10,236,659)
   Class B shares (Note 2)                             (1,582,973)      (2,300,461)               (502,219)        (937,170)
   Class C shares (Note 2)                                (54,446)         (61,242)                (12,116)              --
                                                          -------          -------                 -------
Increase (decrease) in net assets
   from share transactions                              2,754,387        2,299,748               1,910,892        7,208,032
                                                        ---------        ---------               ---------        ---------
Total increase (decrease) in net assets                 1,945,760        6,176,526               1,991,131        9,089,396
Net assets at beginning of period                     104,981,830       98,805,304              75,729,500       66,640,104
                                                      -----------       ----------              ----------       ----------
Net assets at end of period                          $106,927,590     $104,981,830             $77,720,631      $75,729,500
                                                     ============     ============             ===========      ===========
Undistributed (excess of distributions over)
   net investment income                             $         12     $        (16)            $     1,500      $        (1)
                                                     ------------     ------------             -----------      -----------

See accompanying notes to financial statements.

-------------------------------------------------------------------------------
23   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

Notes to Financial Statements

AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

(Unaudited as to Dec. 31, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
AXP California Tax-Exempt Trust and AXP Special Tax-Exempt Series Trust were organized as Massachusetts business trusts. AXP California Tax-Exempt Trust includes only AXP California Tax-Exempt Fund. AXP Special Tax-Exempt Series Trust is a "series fund" that is currently composed of individual state tax-exempt funds and one insured national tax-exempt fund, including AXP Massachusetts Tax-Exempt Fund, AXP Michigan Tax-Exempt Fund, AXP Minnesota Tax-Exempt Fund, AXP New York Tax-Exempt Fund and AXP Ohio Tax-Exempt Fund (the Funds). The Funds are non-diversified, open-end management investment companies as defined in the Investment Company Act of 1940 (as amended). Each Fund has unlimited authorized shares of beneficial interest.

Each Fund's goal is to provide a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. The Funds concentrate their investments in a single state and therefore may have more credit risk related to the economic conditions of the respective state than Funds that have a broader geographical diversification.

Each Fund offers Class A, Class B and Class C shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o  Class C shares may be subject to a CDSC.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee and incremental transfer agency fee (class specific expenses) differ among classes. Income, expenses (other than class-specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Funds will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

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24   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

Futures transactions
To gain exposure to or protect itself from market changes, the Funds may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Securities purchased on a when-issued or forward-commitment basis
Delivery and payment for securities that have been purchased by the Funds on a when-issued or forward-commitment basis can take place one month or more after the transaction date. During this period, when-issued securities are subject to market fluctuations, and they may affect each Fund's net assets the same as owned securities. The Funds designate cash or liquid securities at least equal to the amount of its commitment. As of Dec. 31, 2001, AXP California Tax-Exempt Fund, AXP Michigan Tax-Exempt Fund, AXP Minnesota Tax-Exempt Fund and AXP New York Tax Exempt Fund have entered into outstanding when-issued or forward-commitments of $1,475,218, $637,738, $3,821,823 and $1,160,891,
respectively.

Federal taxes
Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

Dividends to shareholders
Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
Each Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of each Fund's average daily net assets in reducing percentages from 0.47% to 0.38% annually.

Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Funds are consultants' fees and fund office expenses. Under this agreement, the Funds also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Funds and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50
o  Class B $20.50
o  Class C $20.00

Each Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.25% of each Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

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25   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

Sales charges received by the Distributor for distributing the Funds' shares for the six months ended Dec. 31, 2001, are as follows:

Fund                              Class A             Class B            Class C
California Tax-Exempt Fund      $233,733            $10,618               $757
Massachusetts Tax-Exempt Fund     65,571             13,386                 99
Michigan Tax-Exempt Fund          68,074              1,824                381
Minnesota Tax-Exempt Fund        367,944             17,147                 82
New York Tax-Exempt Fund          67,268             11,190                233
Ohio Tax-Exempt Fund              51,856              5,098                116

During the six months ended Dec. 31, 2001, the Funds' custodian and transfer agency fees were reduced as a result of earnings credits from overnight cash balances as follows:

Fund                                                                 Reduction
California Tax-Exempt Fund                                            $13,859
Massachusetts Tax-Exempt Fund                                           5,598
Michigan Tax-Exempt Fund                                                1,873
Minnesota Tax-Exempt Fund                                              14,019
New York Tax-Exempt Fund                                                2,294
Ohio Tax-Exempt Fund                                                    5,617

3. SECURITIES TRANSACTIONS
For the six months ended Dec. 31, 2001, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

Fund                                           Purchases        Proceeds
California Tax-Exempt Fund                   $13,971,825     $ 3,916,356
Massachusetts Tax-Exempt Fund                 13,771,620       9,962,600
Michigan Tax-Exempt Fund                       4,197,030       5,025,770
Minnesota Tax-Exempt Fund                     68,046,799      56,377,849
New York Tax-Exempt Fund                       7,008,249       3,839,100
Ohio Tax-Exempt Fund                           6,763,913       5,667,000

Realized gains and losses are determined on an identified cost basis.

4. SHARE TRANSACTIONS
Transactions in shares for each Fund for the periods indicated are as follows:

                                           California Tax-Exempt Fund
                                         Six months ended Dec. 31, 2001
                                       Class A     Class B       Class C
Sold                                 3,837,607     459,664       301,370
Issued for reinvested distributions    649,880      62,106         4,763
Redeemed                            (3,519,424)   (292,867)      (31,676)
                                    ----------    --------       -------
Net increase (decrease)                968,063     228,903       274,457
                                       -------     -------       -------

                                          Year ended June 30, 2001
                                       Class A     Class B       Class C
Sold                                 7,659,300   1,263,236       246,520
Issued for reinvested distributions  1,376,078     131,813         2,434
Redeemed                            (6,761,420)   (879,873)      (38,657)
                                    ----------    --------       -------
Net increase (decrease)              2,273,958     515,176       210,297
                                     ---------     -------       -------

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26   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

                                         Massachusetts Tax-Exempt Fund
                                         Six months ended Dec. 31, 2001
                                       Class A       Class B     Class C
Sold                                   843,209      678,688       62,328
Issued for reinvested distributions    204,137       49,066        2,853
Redeemed                              (796,315)    (229,100)      (1,897)
                                      --------     --------       ------
Net increase (decrease)                251,031      498,654       63,284
                                       -------      -------       ------

                                           Year ended June 30, 2001
                                       Class A       Class B     Class C
Sold                                 2,084,519      761,081       77,464
Issued for reinvested distributions    476,839      104,628        4,807
Redeemed                            (1,929,278)    (422,594)      (1,437)
                                    ----------     --------       ------
Net increase (decrease)                632,080      443,115       80,834
                                       -------      -------       ------

                                           Michigan Tax-Exempt Fund
                                        Six months ended Dec. 31, 2001
                                       Class A      Class B      Class C
Sold                                   912,935      183,494      189,273
Issued for reinvested distributions    219,070       17,912          829
Redeemed                              (899,073)     (40,210)      (7,520)
                                      --------      -------       ------
Net increase (decrease)                232,932      161,196      182,582
                                       -------      -------      -------

                                          Year ended June 30, 2001
                                       Class A       Class B     Class C
Sold                                 1,627,887      230,545       41,029
Issued for reinvested distributions    483,154       38,031          223
Redeemed                            (2,251,346)    (201,446)          --
                                    ----------     --------       ------
Net increase (decrease)               (140,305)      67,130       41,252
                                      --------       ------       ------

                                           Minnesota Tax-Exempt Fund
                                         Six months ended Dec. 31, 2001
                                       Class A     Class B       Class C
Sold                                 6,551,002    1,730,100      251,141
Issued for reinvested distributions  1,345,824      183,957        8,408
Redeemed                            (6,289,138)    (687,532)     (37,948)
                                    ----------     --------      -------
Net increase (decrease)              1,607,688    1,226,525      221,601
                                     ---------    ---------      -------

                                          Year ended June 30, 2001
                                       Class A       Class B     Class C
Sold                                14,211,979    2,466,687      336,562
Issued for reinvested distributions  2,933,370      361,533        5,526
Redeemed                           (15,653,720)  (1,377,164)      (5,658)
                                   -----------   ----------       ------
Net increase (decrease)              1,491,629    1,451,056      336,430
                                     ---------    ---------      -------

                                           New York Tax-Exempt Fund
                                        Six months ended Dec. 31, 2001
                                       Class A      Class B      Class C
Sold                                 1,026,189      450,149       72,079
Issued for reinvested distributions    272,466       41,199        1,541
Redeemed                            (1,008,011)    (306,494)     (10,625)
                                    ----------     --------      -------
Net increase (decrease)                290,644      184,854       62,995
                                       -------      -------       ------

                                           Year ended June 30, 2001
                                       Class A      Class B      Class C
Sold                                 2,061,413      789,717       70,172
Issued for reinvested distributions    631,197       85,801          680
Redeemed                            (2,729,151)    (456,854)     (12,150)
                                    ----------     --------      -------
Net increase (decrease)                (36,541)     418,664       58,702
                                       -------      -------       ------

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27   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

                                             Ohio Tax-Exempt Fund
                                        Six months ended Dec. 31, 2001
                                      Class A       Class B       Class C
Sold                                1,438,541       353,204       56,322
Issued for reinvested distributions   209,692        22,230        2,709
Redeemed                           (1,629,954)      (94,524)      (2,269)
                                   ----------       -------       ------
Net increase (decrease)                18,279       280,910       56,762
                                       ------       -------       ------

                                           Year ended June 30, 2001
                                      Class A       Class B      Class C

Sold                                2,487,537       385,003      130,184
Issued for reinvested distributions   462,347        44,290          880
Redeemed                           (1,957,754)     (179,453)          --
                                   ----------      --------      -------
Net increase (decrease)               992,130       249,840      131,064
                                      -------       -------      -------

5. MUNICIPAL INTEREST RATE FUTURES CONTRACTS
Investments in securities as of Dec. 31, 2001, included securities that were valued and pledged as collateral to cover initial margin deposits (see "Summary of significant accounting policies") are as follows:

                                     Market value     Open purchase
Fund                                 of collateral  (sale) contracts
California Tax-Exempt Fund            $398,616             (107)
Minnesota Tax-Exempt Fund              547,408              (99)
New York Tax-Exempt Fund               124,847               (2)
Ohio Tax-Exempt Fund                   220,372               (2)

The market value of the open sale contracts as of Dec. 31, 2001, are as follows:

                                    Market value    Net unrealized
Fund                                 of futures       gain (loss)
California Tax-Exempt Fund         $10,994,250        $(170,709)
Minnesota Tax-Exempt Fund           10,172,250         (158,146)
New York Tax-Exempt Fund               205,500           (2,946)
Ohio Tax-Exempt Fund                   205,500           (2,946)

The Funds maintain, in a segregated account with their custodian, bonds with at least a market value equal to the value of open long futures contracts, if any.

6. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, capital loss carry-overs were as follows as of June 30, 2001:

Fund                                Carry-over     Expiration date
California Tax-Exempt Fund         $6,561,937        2007-2010
Massachusetts Tax-Exempt Fund         899,068        2008-2010
Michigan Tax-Exempt Fund            1,687,209        2008-2010
Minnesota Tax-Exempt Fund           7,573,386        2005-2010
New York Tax-Exempt Fund            2,160,266        2005-2010
Ohio Tax-Exempt Fund                1,276,710        2005-2010

It is unlikely the board will authorize a distribution of any net realized capital gains for a Fund until the respective capital loss carry-over has been offset or expires.

7. BANK BORROWINGS
Each Fund has a revolving credit agreement with U.S. Bank, N.A., whereby each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables each Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. Each Fund had no borrowings outstanding during the six months ended Dec. 31, 2001.

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28   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

8. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating each Fund's results.


AXP California Tax-Exempt Trust
AXP California Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                         2001(f)      2001         2000         1999         1998
Net asset value, beginning of period                                $5.18        $5.03        $5.18        $5.35        $5.24
Income from investment operations:
Net investment income (loss)                                          .11          .25          .26          .27          .29
Net gains (losses) (both realized and unrealized)                     .01          .15         (.15)        (.17)         .11
Total from investment operations                                      .12          .40          .11          .10          .40
Less distributions:
Dividends from net investment income                                 (.11)        (.25)        (.26)        (.27)        (.29)
Net asset value, end of period                                      $5.19        $5.18        $5.03        $5.18        $5.35

Ratios/supplemental data
Net assets, end of period (in millions)                              $237         $231         $213         $246         $239
Ratio of expenses to average daily net assets(c)                     .85%(d)      .85%         .82%         .79%         .75%
Ratio of net investment income (loss) to average daily net assets   4.46%(d)     4.79%        5.18%        4.97%        5.24%
Portfolio turnover rate (excluding short-term securities)              2%          11%          18%          16%          15%
Total return(e)                                                     2.48%        8.00%        2.19%        1.80%        7.72%

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                         2001(f)      2001         2000         1999         1998
Net asset value, beginning of period                                $5.17        $5.03        $5.18        $5.35        $5.24
Income from investment operations:
Net investment income (loss)                                          .09          .21          .22          .22          .25
Net gains (losses) (both realized and unrealized)                     .02          .14         (.15)        (.17)         .11
Total from investment operations                                      .11          .35          .07          .05          .36
Less distributions:
Dividends from net investment income                                 (.09)        (.21)        (.22)        (.22)        (.25)
Net asset value, end of period                                      $5.19        $5.17        $5.03        $5.18        $5.35

Ratios/supplemental data
Net assets, end of period (in millions)                               $25          $24          $21          $21          $15
Ratio of expenses to average daily net assets(c)                    1.60%(d)     1.60%        1.58%        1.53%        1.50%
Ratio of net investment income (loss) to average daily net assets   3.70%(d)     3.99%        4.43%        4.23%        4.50%
Portfolio turnover rate (excluding short-term securities)              2%          11%          18%          16%          15%
Total return(e)                                                     2.29%        6.98%        1.44%        1.03%        6.94%

See accompanying notes to financial highlights.

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29   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT


AXP California Tax-Exempt Trust
AXP California Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                         2001(f)      2001         2000(b)
Net asset value, beginning of period                                $5.18        $5.03        $5.02
Income from investment operations:
Net investment income (loss)                                          .09          .21           --
Net gains (losses) (both realized and unrealized)                     .01          .15          .01
Total from investment operations                                      .10          .36          .01
Less distributions:
Dividends from net investment income                                 (.09)        (.21)          --
Net asset value, end of period                                      $5.19        $5.18        $5.03

Ratios/supplemental data
Net assets, end of period (in millions)                                $3           $1          $--
Ratio of expenses to average daily net assets(c)                    1.61%(d)     1.60%        1.58%(d)
Ratio of net investment income (loss) to average daily net assets   3.74%(d)     4.04%        4.43%(d)
Portfolio turnover rate (excluding short-term securities)              2%          11%          18%
Total return(e)                                                     2.10%        7.20%         .20%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Six months ended Dec. 31, 2001 (Unaudited).

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30   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT


AXP Special Tax-Exempt Series Trust
AXP Massachusetts Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                         2001(f)      2001         2000         1999         1998
Net asset value, beginning of period                                $5.28        $5.11        $5.39        $5.56        $5.42
Income from investment operations:
Net investment income (loss)                                          .11          .27          .27          .27          .29
Net gains (losses) (both realized and unrealized)                     .03          .17         (.27)        (.17)         .14
Total from investment operations                                      .14          .44           --          .10          .43
Less distributions:
Dividends from net investment income                                 (.11)        (.27)        (.28)        (.27)        (.29)
Net asset value, end of period                                      $5.31        $5.28        $5.11        $5.39        $5.56

Ratios/supplemental data
Net assets, end of period (in millions)                               $66          $65          $59          $70          $67
Ratio of expenses to average daily net assets(c)                     .91%(d)      .95%         .93%         .81%         .82%
Ratio of net investment income (loss) to average daily net assets   4.26%(d)     5.04%        5.28%        4.99%        5.17%
Portfolio turnover rate (excluding short-term securities)             13%           4%           7%           5%           9%
Total return(e)                                                     2.76%        8.64%         .04%        1.72%        8.13%

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                         2001(f)      2001         2000         1999         1998
Net asset value, beginning of period                                $5.28        $5.11        $5.39        $5.56        $5.42
Income from investment operations:
Net investment income (loss)                                          .09          .23          .24          .23          .24
Net gains (losses) (both realized and unrealized)                     .03          .17         (.28)        (.17)         .14
Total from investment operations                                      .12          .40         (.04)         .06          .38
Less distributions:
Dividends from net investment income                                 (.09)        (.23)        (.24)        (.23)        (.24)
Net asset value, end of period                                      $5.31        $5.28        $5.11        $5.39        $5.56

Ratios/supplemental data
Net assets, end of period (in millions)                               $21          $18          $16          $17          $13
Ratio of expenses to average daily net assets(c)                    1.67%(d)     1.70%        1.69%        1.56%        1.57%
Ratio of net investment income (loss) to average daily net assets   3.51%(d)     4.28%        4.53%        4.25%        4.43%
Portfolio turnover rate (excluding short-term securities)             13%           4%           7%           5%           9%
Total return(e)                                                     2.37%        7.83%        (.71%)        .96%        7.32%

See accompanying notes to financial highlights.

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31   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT


AXP Special Tax-Exempt Series Trust
AXP Massachusetts Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                         2001(f)      2001         2000(b)
Net asset value, beginning of period                                $5.28        $5.11        $5.10
Income from investment operations:
Net investment income (loss)                                          .09          .23           --
Net gains (losses) (both realized and unrealized)                     .03          .17          .01
Total from investment operations                                      .12          .40          .01
Less distributions:
Dividends from net investment income                                 (.09)        (.23)          --
Net asset value, end of period                                      $5.31        $5.28        $5.11

Ratios/supplemental data
Net assets, end of period (in millions)                                $1           $1          $--
Ratio of expenses to average daily net assets(c)                    1.66%(d)     1.70%        1.69%(d)
Ratio of net investment income (loss) to average daily net assets   3.52%(d)     4.30%        4.53%(d)
Portfolio turnover rate (excluding short-term securities)             13%           4%           7%
Total return(e)                                                     2.38%        7.84%         .20%


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.
(f) Six months ended Dec. 31, 2001 (Unaudited).

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32   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT


AXP Special Tax-Exempt Series Trust
AXP Michigan Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                         2001(f)      2001         2000         1999         1998
Net asset value, beginning of period                                $5.27        $5.09        $5.38        $5.57        $5.44
Income from investment operations:
Net investment income (loss)                                          .12          .27          .27          .28          .29
Net gains (losses) (both realized and unrealized)                    (.01)         .18         (.29)        (.17)         .13
Total from investment operations                                      .11          .45         (.02)         .11          .42
Less distributions:
Dividends from net investment income                                 (.12)        (.27)        (.27)        (.28)        (.29)
Distributions from realized gains                                      --           --           --         (.02)          --
Total distributions                                                  (.12)        (.27)        (.27)        (.30)        (.29)
Net asset value, end of period                                      $5.26        $5.27        $5.09        $5.38        $5.57

Ratios/supplemental data
Net assets, end of period (in millions)                               $68          $67          $65          $77          $77
Ratio of expenses to average daily net assets(c)                     .94%(d)      .95%         .89%         .83%         .82%
Ratio of net investment income (loss) to average daily net assets   4.58%(d)     5.09%        5.30%        5.00%        5.19%
Portfolio turnover rate (excluding short-term securities)              6%           4%          12%          20%          10%
Total return(e)                                                     2.15%        8.90%        (.14%)       1.92%        7.66%

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                         2001(f)      2001         2000         1999         1998
Net asset value, beginning of period                                $5.27        $5.09        $5.38        $5.57        $5.44
Income from investment operations:
Net investment income (loss)                                          .10          .23          .23          .24          .25
Net gains (losses) (both realized and unrealized)                    (.01)         .18         (.29)        (.17)         .13
Total from investment operations                                      .09          .41         (.06)         .07          .38
Less distributions:
Dividends from net investment income                                 (.10)        (.23)        (.23)        (.24)        (.25)
Distributions from realized gains                                      --           --           --         (.02)          --
Total distributions                                                  (.10)        (.23)        (.23)        (.26)        (.25)
Net asset value, end of period                                      $5.26        $5.27        $5.09        $5.38        $5.57

Ratios/supplemental data
Net assets, end of period (in millions)                                $7           $6           $6           $7           $5
Ratio of expenses to average daily net assets(c)                    1.69%(d)     1.70%        1.64%        1.59%        1.57%
Ratio of net investment income (loss) to average daily net assets   3.83%(d)     4.34%        4.55%        4.25%        4.44%
Portfolio turnover rate (excluding short-term securities)              6%           4%          12%          20%          10%
Total return(e)                                                     1.76%        8.09%        (.92%)       1.17%        6.86%

See accompanying notes to financial highlights.

-------------------------------------------------------------------------------
33   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT


AXP Special Tax-Exempt Series Trust
AXP Michigan Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                        2001(f)      2001         2000(b)
Net asset value, beginning of period                                $5.27        $5.09        $5.08
Income from investment operations:
Net investment income (loss)                                          .10          .22           --
Net gains (losses) (both realized and unrealized)                    (.01)         .18          .01
Total from investment operations                                      .09          .40          .01
Less distributions:
Dividends from net investment income                                 (.10)        (.22)          --
Net asset value, end of period                                      $5.26        $5.27        $5.09

Ratios/supplemental data
Net assets, end of period (in millions)                                $1          $--          $--
Ratio of expenses to average daily net assets(c)                    1.69%(d)     1.70%        1.64%(d)
Ratio of net investment income (loss) to average daily net assets   3.78%(d)     4.36%        4.23%(d)
Portfolio turnover rate (excluding short-term securities)              6%           4%          12%
Total return(e)                                                     1.77%        8.02%         .20%

Notes to finanacial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.
(f) Six months ended Dec. 31, 2001 (Unaudited).

-------------------------------------------------------------------------------
34   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT


AXP Special Tax-Exempt Series Trust
AXP Minnesota Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                         2001(f)      2001         2000         1999         1998
Net asset value, beginning of period                                $5.14        $5.00        $5.26        $5.41        $5.30
Income from investment operations:
Net investment income (loss)                                          .12          .28          .29          .29          .30
Net gains (losses) (both realized and unrealized)                      --          .14         (.27)        (.15)         .11
Total from investment operations                                      .12          .42          .02          .14          .41
Less distributions:
Dividends from net investment income                                 (.13)        (.28)        (.28)        (.29)        (.30)
Net asset value, end of period                                      $5.13        $5.14        $5.00        $5.26        $5.41

Ratios/supplemental data:
Net assets, end of period (in millions)                              $365         $357         $340         $406         $385
Ratio of expenses to average daily net assets(c)                     .83%(d)      .84%         .82%         .78%         .75%
Ratio of net investment income (loss) to average daily net assets   4.91%(d)     5.45%        5.68%        5.37%        5.61%
Portfolio turnover rate (excluding short-term securities)             15%           4%          18%          13%           8%
Total return(e)                                                     2.34%        8.53%         .60%        2.62%        7.96%

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                         2001(f)      2001         2000         1999         1998
Net asset value, beginning of period                                $5.14        $5.00        $5.26        $5.41        $5.30
Income from investment operations:
Net investment income (loss)                                          .11          .24          .25          .25          .26
Net gains (losses) (both realized and unrealized)                    (.01)         .14         (.26)        (.15)         .11
Total from investment operations                                      .10          .38         (.01)         .10          .37
Less distributions:
Dividends from net investment income                                 (.11)        (.24)        (.25)        (.25)        (.26)
Net asset value, end of period                                      $5.13        $5.14        $5.00        $5.26        $5.41

Ratios/supplemental data
Net assets, end of period (in millions)                               $59          $53          $44          $46          $31
Ratio of expenses to average daily net assets(c)                    1.59%(d)     1.60%        1.58%        1.54%        1.50%
Ratio of net investment income (loss) to average daily net assets   4.14%(d)     4.70%        4.94%        4.61%        4.86%
Portfolio turnover rate (excluding short-term securities)             15%           4%          18%          13%           8%
Total return(e)                                                     1.95%        7.72%        (.16%)       1.85%        7.17%

See accompanying notes to financial highlights.

-------------------------------------------------------------------------------
35   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT


AXP Special Tax-Exempt Series Trust
AXP Minnesota Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                         2001(f)      2001         2000(b)
Net asset value, beginning of period                                $5.14        $5.00        $4.99
Income from investment operations:
Net investment income (loss)                                          .11          .24           --
Net gains (losses) (both realized and unrealized)                      --          .14          .01
Total from investment operations                                      .11          .38          .01
Less distributions:
Dividends from net investment income                                 (.11)        (.24)          --
Net asset value, end of period                                      $5.14        $5.14        $5.00

Ratios/supplemental data
Net assets, end of period (in millions)                                $3           $2          $--
Ratio of expenses to average daily net assets(c)                    1.59%(d)     1.59%        1.58%(d)
Ratio of net investment income (loss) to average daily net assets   4.12%(d)     4.74%        4.94%(d)
Portfolio turnover rate (excluding short-term securities)             15%           4%          18%
Total return(e)                                                     2.15%        7.75%         .20%

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.
(f) Six months ended Dec. 31, 2001 (Unaudited).

-------------------------------------------------------------------------------
36   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT


AXP Special Tax-Exempt Series Trust
AXP New York Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                         2001(f)      2001         2000         1999         1998
Net asset value, beginning of period                                $5.12        $4.92        $5.15        $5.29        $5.15
Income from investment operations:
Net investment income (loss)                                          .11          .25          .27          .25          .27
Net gains (losses) (both realized and unrealized)                    (.04)         .20         (.23)        (.14)         .14
Total from investment operations                                      .07          .45          .04          .11          .41
Less distributions:
Dividends from net investment income                                 (.11)        (.25)        (.27)        (.25)        (.27)
Net asset value, end of period                                      $5.08        $5.12        $4.92        $5.15        $5.29

Ratios/supplemental data
Net assets, end of period (in millions)                               $89          $88          $85         $102         $105
Ratio of expenses to average daily net assets(c)                     .92%(d)      .91%         .88%         .82%         .79%
Ratio of net investment income (loss) to average daily net assets   4.30%(d)     4.90%        5.27%        4.93%        5.22%
Portfolio turnover rate (excluding short-term securities)              5%          13%          11%           8%          10%
Total return(e)                                                     1.40%        9.28%         .77%        2.04%        8.20%

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                         2001(f)      2001         2000         1999         1998
Net asset value, beginning of period                                $5.12        $4.92        $5.15        $5.29        $5.15
Income from investment operations:
Net investment income (loss)                                          .09          .21          .23          .21          .23
Net gains (losses) (both realized and unrealized)                    (.04)         .20         (.23)        (.14)         .14
Total from investment operations                                      .05          .41           --          .07          .37
Less distributions:
Dividends from net investment income                                 (.09)        (.21)        (.23)        (.21)        (.23)
Net asset value, end of period                                      $5.08        $5.12        $4.92        $5.15        $5.29

Ratios/supplemental data
Net assets, end of period (in millions)                               $17          $16          $13          $14          $10
Ratio of expenses to average daily net assets(c)                    1.67%(d)     1.66%        1.63%        1.57%        1.55%
Ratio of net investment income (loss) to average daily net assets   3.48%(d)     4.14%        4.54%        4.20%        4.47%
Portfolio turnover rate (excluding short-term securities)              5%          13%          11%           8%          10%
Total return(e)                                                     1.01%        8.47%         .01%        1.28%        7.35%

See accompanying notes to financial highlights.

-------------------------------------------------------------------------------
37   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT


AXP Special Tax-Exempt Series Trust
AXP New York Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                         2001(f)      2001         2000(b)
Net asset value, beginning of period                                $5.11        $4.92        $4.91
Income from investment operations:
Net investment income (loss)                                          .09          .21           --
Net gains (losses) (both realized and unrealized)                    (.03)         .19          .01
Total from investment operations                                      .06          .40          .01
Less distributions:
Dividends from net investment income                                 (.09)        (.21)          --
Net asset value, end of period                                      $5.08        $5.11        $4.92

Ratios/supplemental data
Net assets, end of period (in millions)                                $1          $--          $--
Ratio of expenses to average daily net assets(c)                    1.69%(d)     1.66%        1.63%(d)
Ratio of net investment income (loss) to average daily net assets   3.56%(d)     4.09%        4.54%(d)
Portfolio turnover rate (excluding short-term securities)              5%          13%          11%
Total return(e)                                                     1.21%        8.26%         .20%

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.
(f) Six months ended Dec. 31, 2001 (Unaudited).

-------------------------------------------------------------------------------
38   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT


AXP Special Tax-Exempt Series Trust
AXP Ohio Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                         2001(f)      2001         2000         1999         1998
Net asset value, beginning of period                                $5.27        $5.13        $5.36        $5.50        $5.38
Income from investment operations:
Net investment income (loss)                                          .11          .27          .27          .27          .29
Net gains (losses) (both realized and unrealized)                     .01          .14         (.23)        (.14)         .12
Total from investment operations                                      .12          .41          .04          .13          .41
Less distributions:
Dividends from net investment income                                 (.11)        (.27)        (.27)        (.27)        (.29)
Net asset value, end of period                                      $5.28        $5.27        $5.13        $5.36        $5.50

Ratios/supplemental data
Net assets, end of period (in millions)                               $67          $67          $60          $69          $67
Ratio of expenses to average daily net assets(c)                     .93%(d)      .93%         .88%         .88%         .83%
Ratio of net investment income (loss) to average daily net assets   4.37%(d)     4.98%        5.31%        5.02%        5.22%
Portfolio turnover rate (excluding short-term securities)              8%           3%          13%           5%          10%
Total return(e)                                                     2.43%        7.95%         .91%        2.50%        7.79%

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                         2001(f)      2001         2000         1999         1998
Net asset value, beginning of period                                $5.27        $5.13        $5.36        $5.50        $5.38
Income from investment operations:
Net investment income (loss)                                          .09          .23          .23          .23          .24
Net gains (losses) (both realized and unrealized)                     .01          .14         (.23)        (.14)         .13
Total from investment operations                                      .10          .37           --          .09          .37
Less distributions:
Dividends from net investment income                                 (.09)        (.23)        (.23)        (.23)        (.25)
Net asset value, end of period                                      $5.28        $5.27        $5.13        $5.36        $5.50

Ratios/supplemental data
Net assets, end of period (in millions)                               $10           $8           $7           $8           $5
Ratio of expenses to average daily net assets(c)                    1.68%(d)     1.68%        1.64%        1.63%        1.59%
Ratio of net investment income (loss) to average daily net assets   3.61%(d)     4.23%        4.55%        4.27%        4.47%
Portfolio turnover rate (excluding short-term securities)              8%           3%          13%           5%          10%
Total return(e)                                                     2.04%        7.15%         .14%        1.75%        6.98%

See accompanying notes to financial highlights.

-------------------------------------------------------------------------------
39   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT


AXP Special Tax-Exempt Series Trust
AXP Ohio Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                         2001(f)      2001         2000(b)
Net asset value, beginning of period                                $5.28        $5.13        $5.12
Income from investment operations:
Net investment income (loss)                                          .09          .22           --
Net gains (losses) (both realized and unrealized)                      --          .15          .01
Total from investment operations                                      .09          .37          .01
Less distributions:
Dividends from net investment income                                 (.09)        (.22)          --
Net asset value, end of period                                      $5.28        $5.28        $5.13

Ratios/supplemental data
Net assets, end of period (in millions)                                $1           $1          $--
Ratio of expenses to average daily net assets(c)                    1.68%(d)     1.68%        1.64%(d)
Ratio of net investment income (loss) to average daily net assets   3.62%(d)     4.26%        4.55%(d)
Portfolio turnover rate (excluding short-term securities)              8%           3%          13%
Total return(e)                                                     1.85%        7.27%         .20%

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.
(f) Six months ended Dec. 31, 2001 (Unaudited).

-------------------------------------------------------------------------------
40   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

Investments in Securities

AXP California Tax-Exempt Fund

Dec. 31, 2001 (Unaudited)
(Percentages represent value of investments compared to net assets)

Municipal bonds (91.4%)
Name of                  Coupon         Principal              Value(a)
issuer and                 rate            amount
title of
issue(b,c)

ABAG Financial Authority
   for Nonprofit Corporations
   Certificates of Participation
   International School Series 1996
     05-01-26             7.38%        $2,200,000            $2,335,762
ABAG Financial Authority
   for Nonprofit Corporations
   Revenue Bonds San Diego
   Hospital Association
   Series 2001A
     08-15-20             6.13          1,000,000             1,015,360
Alhambra City Elementary School District
   Los Angeles County Election of 1999
   General Obligation Bonds Zero Coupon
   Series 1999A (FSA Insured)
     09-01-22             5.95          1,055,000(e)            333,960
Alta Loma School District Unlimited Tax
   Capital Appreciation General Obligation
   Bonds Zero Coupon Series 1999A
   (FGIC Insured)
     08-01-23             5.69          2,600,000(e)            777,842
Anaheim Public Financing Authority
   Lease Capital Appreciation Improvement
   Revenue Bonds Zero Coupon
   Series 1997C (FSA Insured)
     09-01-25             5.61          2,170,000(e)            572,511
Anaheim Public Financing Authority
   Revenue Bonds Electric Utilities
   San Juan 2nd Series 1993 (FGIC Insured)
     10-01-22             5.75         11,100,000            11,372,615
Arcade Certificate of Participation
   Water District Revenue Bonds
   Series 1997 (FGIC Insured)
     11-01-27             5.00          1,200,000             1,173,024
Beaumont Financing Authority
   Local Agency Revenue Bonds
   Series 2000A
     09-01-32             7.38          1,955,000             2,018,068
Brea Public Financing Authority
   Water Refunding Bonds
   Series 1998 (FGIC Insured)
     07-01-21             4.75          1,000,000               956,600
Brea Redevelopment Agency
   Tax Allocation Refunding Bonds
   Redevelopment Project AB
   Series 1993 (MBIA Insured)
     08-01-17             5.50          1,800,000             1,832,652
Burbank Redevelopment Agency
   Tax Allocation Bonds
   Golden State Series 1993A
     12-01-23             6.00          2,000,000             2,060,220
Community Development Authority
   Health Facilities Unihealth America
   Certificate of Participation Series 1993
   Inverse Floater (AMBAC Insured)
     10-01-11             9.50          5,000,000(f)          5,912,500
Contra Costa County
   Residential Rent Facility
   Multi-family Housing Revenue Bonds
   Cypress Meadows Series 1998E A.M.T.
     09-01-28             7.00          2,000,000             1,729,840
El Monte Department Public
   Social Services Facility
   Certificates of Participation
   Series 1999 (AMBAC Insured)
     06-01-30             4.75          1,500,000             1,400,310
Encinitas Unified School District
   Unlimited General Obligation Bonds
   Zero Coupon Series 1996 (MBIA Insured)
     08-01-15             5.85          2,500,000(e)          1,239,875
     08-01-16             5.85          1,000,000(e)            463,690
Folsom Special Tax Refunding Bonds
   Community Facilities District #10
   Series 1999
     09-01-24             7.00          3,000,000             3,178,920
Fontana Redevelopment Agency
   Refunding Certificate of Participation
   Police Facility Series 1993
     04-01-16             5.63          4,500,000             4,570,875
Fontana Unified School District
   San Bernardino County General Obligation
   Convertible Capital Appreciation Bonds
   Series 1995C (FGIC Insured)
     05-01-20             6.15          3,470,000             3,751,313
Fontana Unified School District
   Unlimited Tax General Obligation Bonds
   Series1997D (FGIC Insured)
     05-01-22             5.75          2,000,000             2,122,900
Foothill/Eastern Transportation
   Corridor Agency Toll Road
   Senior Lien Revenue Bonds
   Series 1995A
     01-01-34             6.00          1,775,000             1,981,237
Fresno Unified School District Fresno
   County Refunding General Obligation
   Bonds Series 1999C (MBIA Insured)
     08-01-22             5.90          2,000,000             2,240,680
Garden Grove Agency
   Community Development
   Tax Allocation Refunding Bonds
   Garden Grove Community
   Series 1993
     10-01-23             5.88          3,000,000             3,025,350
Garden Grove Certificate of Participation
   Bahia Village/Emerald Isle
   Series 1993 (FSA Insured)
     08-01-23             5.70          2,660,000             2,723,069
Hemet Redevelopment Agency
   Tax Allocation Bonds
   Series 1999A (AMBAC Insured)
     09-15-28             4.75          2,390,000             2,238,785
Infrastructure & Economic Development
   Bank Revenue Bonds
   American Center for Wine, Foods & Arts
   Series 1999 (ACA Insured)
     12-01-19             5.70          2,500,000             2,516,800
Inglewood Redevelopment Agency
   Revenue Bonds Series 1998A
   (AMBAC Insured)
     05-01-23             5.25          1,100,000             1,138,676
Intercommunity Hospital Finance Authority
   Certificate of Participation Series 1998
   (ACA Insured)
     11-01-19             5.25          2,000,000             1,885,380
Irwindale Redevelopment Agency Sub Lien
   Tax Allocation Bonds Series 1996
     12-01-19             7.00          1,700,000             1,824,287
Janesville Union School District
   Lassen County General Obligation Bonds
   Series 1996
     08-01-21             6.45            855,000(d)            905,086
La Mirada Redevelopment Agency
   Special Tax Refunding Revenue Bonds
   Community Facilities District #89-1
   Series 1998
     10-01-20             5.70          1,000,000               966,180
La Palma Community Development
   Commission Refunding Tax Allocation
   Bonds Series 2001 (ACA Insured)
     06-01-21             5.50          1,830,000             1,802,019
Lake Elsinore Public Finance Authority
   Local Agency Revenue Bonds
   Series 1997F
     09-01-20             7.10          2,945,000             3,124,998
Lake Elsinore Public Finance Authority Tax
   Allocation Revenue Bonds Series 1999A
     09-01-30             5.50          2,500,000             2,375,525
Lake Elsinore Redevelopment Agency
   Community Facilities District #90
   Tuscany Hills Public Improvements
   Special Tax Parity Bonds Series 1999A
     10-01-24             6.05          2,000,000             1,921,560
Lake Elsinore School Finance Authority
   Revenue Bonds Series 1997
     09-01-19             6.13          1,235,000             1,275,743


See accompanying notes to investments in securities.
-------------------------------------------------------------------------------
41   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

AXP California Tax-Exempt Fund

Name of                Coupon           Principal              Value(a)
issuer and               rate              amount
title of
issue(b,c)

Las Virgenes Unified School District
   Los Angeles County Capital Appreciation
   General Obligation Bonds Zero Coupon
   Series 1999 (FSA Insured)
     11-01-21             5.67%        $1,800,000(e)           $598,464
     11-01-22             5.68          2,300,000(e)            720,475
     11-01-23             5.68          2,945,000(e)            868,834
Los Angeles County Schools Regionalized
   Business Services Pooled Financing Program
   Certificate of Participation Zero Coupon
   Series 1999A (AMBAC Insured)
     08-01-27             5.97          2,410,000(e)            568,254
Los Angeles Department of Water & Power
   Waterworks Refunding Revenue Bonds
   2nd Issue Series1993
   (Secondary FGIC Insured)
     05-15-18             4.50          3,000,000             2,807,970
Los Angeles Department of Water & Power
   Revenue Bonds Series 2001A
   (FSA Insured)
     07-01-18             5.25          2,000,000             2,038,960
Los Angeles Multi-family Housing
   Revenue Bonds Park Parthenia
   Series 1986 (GNMA Insured)
   A.M.T.
     01-20-22             7.40          1,000,000             1,007,660
Los Angeles Single Family Home
   Mortgage Revenue Bonds
   Series 1991A (GNMA & FNMA Insured)
   A.M.T.
     06-01-25             6.88            640,000               650,182
Los Angeles State Harbor Revenue Bonds
   Series 1988 Escrowed to Maturity
     10-01-18             7.60          1,000,000             1,215,760
Los Angeles State Harbor Revenue Bonds
   Series 1996B (MBIA Insured) A.M.T.
     11-01-19             5.38          2,000,000             2,020,900
     11-01-23             5.38          1,300,000             1,301,001
Los Angeles Unified School District
   General Obligation Bonds Series 2001A
   (FSA Insured)
     07-01-21             5.00          2,000,000             1,985,240
Millbrae Residential Facility
   Revenue Bonds Magnolia of Millbrae
   Series 1997A A.M.T.
     09-01-27             7.38          2,500,000             2,577,800
Modesto Irrigation District Finance Authority
   Refunding Revenue Bonds Domestic Water
   Series 1998D (AMBAC Insured)
     09-01-22             4.75          2,000,000             1,906,180
Northern California Transmission Select
   Auction Variable Rate Security &
   Residual Interest Revenue Bonds
   Series 1993 (MBIA Insured)
     04-29-24             5.50          4,500,000(h)          4,647,600
Novato Community Facility District #1
   Vintage Oaks Public Improvement
   Special Tax Refunding Bonds
   Series 1994
     08-01-21             7.25          2,000,000             2,101,780
Orange County Special Tax
   Community Facilities Pre-refunded Bonds
   Aliso Veijo District 88-1
   Series 1992A
     08-15-18             7.35          3,000,000             3,166,620
Pittsburg Infrastructure Finance Authority
   Reassessment Improvement Revenue
   Bonds Series 1998A
     09-02-24             5.60          1,440,000             1,393,934
Pittsburg Redevelopment Agency
   Tax Allocation Bonds Los Medanos
   Community Development Zero Coupon
   Series 1999 (AMBAC Insured)
     08-01-24             6.05          2,100,000(e)            591,486
Pleasanton Joint Powers Financing Authority
   Reassessment Revenue Bonds
   Series 1993A
     09-02-12             6.15          1,765,000             1,840,189
Port of Oakland Miscellaneous Revenue
   Bonds Series 2000K (FGIC Insured) A.M.T.
     11-01-18             5.63          1,000,000             1,032,460
Port of Oakland Refunding Revenue Bonds
   Series 1997G (MBIA Insured) A.M.T.
     11-01-25             5.38          3,080,000             3,106,211
Poway Unified School District Special Tax
   Refunding Bonds Community Facilities
   District #1 Series 1998 (MBIA Insured)
     10-01-23             4.75          2,500,000             2,373,025
Rancho Mirage Joint Powers
   Finance Authority
   Certificate of Participation
   Eisenhower Memorial Hospital
   Series 1992
     03-01-22             7.00          4,250,000             4,373,845
Redding Redevelopment Agency
   Tax Allocation Refunding Bonds
   Canby Hilltop Cypress
   Series 1993D (CGIC Insured)
     09-01-23             5.00          4,700,000             4,632,414
Redwood City Elementary School
   District Capital Appreciation
   General Obligation Bonds
   San Mateo County Zero Coupon
   Series 1997 (FGIC Insured)
     08-01-20             5.65          5,475,000(e)          1,958,189
Richmond Elementary School District
   Lassen County General Obligation Bonds
   Series 1996
     08-01-21             6.50            649,000               677,128
Richmond Joint Powers Financing Authority
   Lease & Gas Tax Refunding Revenue Bonds
   Series 1995A
     05-15-13             5.25          2,000,000             2,045,480
Riverside County Certificate of Participation
   Series 1998 (MBIA Insured)
     12-01-21             5.00          1,530,000             1,516,597
Rural Home Mortgage Financing Authority
   Single Family Mortgage Revenue Bonds
   2nd Series 1997A (GNMA Insured) A.M.T.
     09-01-29             7.00          1,425,000             1,596,855
Rural Home Mortgage Financing Authority
   Single Family Mortgage Revenue Bonds
   5th Series 1998B (FNMA/GNMA Insured)
   A.M.T.
     12-01-29             6.35          1,430,000             1,564,377
Sacramento Cogeneration Authority
   Pre-refunded Revenue Bonds
   Procter & Gamble Series 1995
     07-01-10             6.38            500,000               567,915
Sacramento Cogeneration Authority
   Un-refunded Revenue Bonds
   Procter & Gamble Series 1995
     07-01-10             6.38            500,000(d)            533,065
Sacramento Power Authority Cogeneration
   Revenue Bonds Campbell Soup
   Series 1995
     07-01-22             6.00          1,000,000             1,037,510
San Diego Convention Center Expansion
   Financing Authority Revenue Bonds
   Series 1998A (AMBAC Insured)
     04-01-28             4.75          3,250,000             3,045,998
San Diego County Capital Asset Lease
   Certificate of Participation Series 1993
   Inverse Floater (AMBAC Insured)
     09-01-07             8.32          3,200,000(f)          3,804,000
San Diego County Water Authority
   Revenue Bonds Certificates of Participation
   Series 1998A (FGIC Insured)
     05-01-24             4.50          6,475,000             5,881,502

See accompanying notes to investments in securities.

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42   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

AXP California Tax-Exempt Fund

Name of                  Coupon         Principal              Value(a)
issuer and                 rate            amount
title of
issue(b,c)

San Diego Water Utility Systems
   Undivided Interest Revenue Bonds
   Series 1998 (FGIC Insured)
     08-01-28             4.75%        $2,695,000            $2,524,919
San Francisco City & County Airport
   Commission International Airport
   Refunding Revenue Bonds
   Issue 20 2nd Series 1998
     05-01-26             4.50          2,250,000             2,025,225
San Francisco City & County Airport
   Commission International Airport
   Revenue Bonds Issue 15B
   2nd Series 1998 (MBIA Insured)
     05-01-25             4.50          1,500,000             1,358,925
San Jose Redevelopment Agency
   Merged Area Redevelopment
   Tax Allocation Bonds
   Series 1993 (MBIA Insured)
     08-01-24             4.75          3,055,000             2,892,841
San Jose Redevelopment Agency
   Merged Area Redevelopment
   Tax Allocation Bonds
   Series 1999 (AMBAC Insured)
     08-01-23             4.75          3,000,000             2,840,880
San Jose Redevelopment Agency
   Merged Area Tax Allocation Bonds
   Series 1993 Inverse Floater
   (MBIA Insured)
     08-01-14             7.75          3,000,000(f)          3,277,500
San Juan Unified School District
   Unlimited Tax General Obligation Bonds
   Zero Coupon Series 1999
     08-01-21             5.68            820,000(e)            276,438
     08-01-23             5.70          1,820,000(d,e)          544,489
     08-01-24             5.70          1,810,000(e)            509,805
San Ramon Certificate of Participation
   Refunding Bonds Series 2001
   (AMBAC Insured)
     03-01-21             5.00          1,835,000             1,819,237
San Ysidro School District
   General Obligation Bonds
   San Diego County
   Series 1997 (AMBAC Insured)
     08-01-21             6.13          1,000,000             1,119,610
Santa Clara County Mountain View Los Altos
   Union High School District Unlimited Tax
   General Obligation Bonds Series 1995A
     08-01-15             5.75          1,200,000             1,263,408
Santa Cruz Certificate of Participation
   Series 1987
     08-01-07             8.38            845,000               850,214
Santa Monica-Malibu Unified School District
   Capital Appreciation General Obligation
   Bonds Los Angeles County Zero Coupon
   Series 1999 (FGIC Insured)
     08-01-22             5.38          7,300,000(e)          2,318,772
South Tahoe Joint Powers
   Financing Authority
   Refunding Revenue Bonds
   Series 1995B
     10-01-20             6.25          2,700,000             2,765,016
Southern California Metropolitan Water
   District Waterworks Revenue Bonds
   Series 1997A
     07-01-26             5.00          3,700,000             3,613,161
Southern California Public Power Authority
   Transmission Special Bonds
   Series 1992
     07-01-12             6.00          2,700,000             2,789,046
Southern California Tobacco Securitization
   Authority Asset Backed Revenue Bonds
   Series 2002A
     06-01-36             5.50          1,500,000(i)          1,483,920
State Department Water Resource
   Water Systems Revenue Bonds
   Center Valley Series 1993L
     12-01-23             5.50          3,000,000             3,037,680
State Department Water Resource
   Water Systems Revenue Bonds
   Center Valley Series 1995O
     12-01-18             4.75          2,000,000             1,934,420
State Educational Facilities Authority
   Revenue Bonds Keck Graduate
   Institute of Applied Life Sciences
   Series 2000
     06-01-20             6.63          1,490,000             1,582,320
State Educational Facilities Authority
   Revenue Bonds Pomona College
   Series 1992
     02-15-17             6.00          3,000,000             3,072,780
State Educational Facilities Authority
   Revenue Bonds Series 1997B
     04-01-21             6.30          1,000,000             1,054,280
State for Previous Veterans Unlimited
   General Obligation Bonds
   Series 2000B A.M.T.
     12-01-12             4.95          2,250,000             2,232,495
     12-01-13             5.05          1,435,000             1,417,249
     12-01-14             5.15          2,535,000             2,500,347
State General Obligation Bonds
   Series 2000
     05-01-30             5.75          2,000,000             2,092,400
State Public Works Board
   California Community Colleges Lease
   Pre-refunded Revenue Bonds
   Series 1994
     03-01-19             7.00          2,000,000             2,229,060
State Public Works Board
   Lease Revenue Bonds
   Department of Correction Substance Abuse
   Treatment Facility & State Prison Corcoran
   Series 1996A (AMBAC Insured)
     01-01-21             5.25          1,870,000             1,877,761
State Refunding Unlimited General
   Obligation Bonds Series 2001
     11-01-04             4.00          4,000,000             4,106,640
State University Multi-purpose Revenue
   Bonds Series 2000K (FGIC Insured)
     09-01-20             5.00          1,830,000             1,821,088
State University Refunding Revenue Bonds
   Series 1993C (AMBAC Insured)
     09-01-23             5.00          2,000,000             1,973,820
State Unlimited Tax General
   Obligation Bonds Series 1993
   (FGIC Insured)
     09-01-23             4.75          1,075,000             1,012,489
Statewide Communities Development
   Authority Certificates of Participation
   St. Joseph Health System Group
   Series 1994
     07-01-15             6.50          5,500,000             6,136,184
Statewide Communities Development
   Authority Multi-family Housing Revenue
   Bonds Magnolia City Lights
   Series 1999X A.M.T.
     07-01-30             6.65          1,595,000             1,434,750
Statewide Communities Development
   Authority Revenue Bonds
   Thomas Jefferson School of Law
   Series 2001
     10-01-31             7.75          2,500,000             2,440,050
Stockton Single Family Mortgage
   Revenue Bonds Series 1990A
   (GNMA Insured) A.M.T.
     02-01-23             7.50             70,000                74,061
Upland Certificate of Participation
   Water System Refunding Bonds
   Series 1992 (FGIC Insured)
     08-01-16             6.60          1,000,000             1,049,810
Vallejo Certificate of Participation
   Touro University Series 1999
     06-01-29             7.38          2,000,000             2,042,620

See accompanying notes to investments in securities.

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43   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

AXP California Tax-Exempt Fund

Name of                Coupon           Principal              Value(a)
issuer and               rate              amount
title of
issue(b,c)

West Sacramento Financing Authority
   Special Tax Revenue Bonds
   Series 1999F
     09-01-29             6.10%        $3,000,000            $2,870,190
Western Hills Water District Special Tax
   Bonds Diablo Grande Community Facilities
   Series 2001
     09-01-31             6.88          2,500,000             2,417,250
Windsor Civic Center Joint Powers Financing
   Authority Lease Revenue Bonds
   Series 2001A (FSA Insured)
     10-01-24             5.00          2,555,000             2,513,865


Total municipal bonds
(Cost: $225,378,883)                                       $241,717,087

Municipal notes (9.0%)
Issuer(c,g)          Effective            Amount              Value(a)
                         yield          payable at
                                         maturity
Bay Area Toll Bridge Authority
   Revenue Bonds
   San Francisco Bay Area
   Series 2001A V.R.
     04-01-36             1.60%        $6,500,000            $6,500,000
Orange County Improvement District #88
   Special Assessment Bonds Series 1988 V.R.
     09-02-18             1.70            300,000               300,000
Orange County Sanitation District
   Certificate of Participation
   Series 2000B V.R.
     08-01-30             1.70          4,200,000             4,200,000
State Health Facilities Financing Authority
   Revenue Bonds
   Sutter Health Series 1996B V.R.
     03-01-12             1.70          1,800,000             1,800,000
State Pollution Control Financing Authority
   Revenue Bonds
   ExxonMobil Series 2000 V.R.
     04-01-17             1.65          1,000,000             1,000,000
Statewide Community Development Authority
   Certificate of Participation
   John Muir/Mt Diablo Health
   Series 1997 V.R.
     08-15-27             1.65          2,500,000             2,500,000
Statewide Community Development
   Authority Certificate of Participation
   Series 1998 V.R.
     04-01-28             1.65          3,900,000             3,900,000
Statewide Community Development
   Authority Certificate of Participation
   Sutter Health Group
   Series 1995 V.R.
     07-01-15             1.70            700,000               700,000

Total municipal notes
(Cost: $20,900,000)                                         $20,900,000

Total investments in securities
(Cost: $246,278,883)(j)                                    $262,617,087

See accompanying notes to investments in securities.

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44   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

AXP California Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  The  following   abbreviations  may  be  used  in  the  portfolio  security descriptions to identify the insurer of the issue:

     ACA       --   ACA Financial Guaranty Corporation

     AMBAC     --   American Municipal Bond Association Corporation

     BIG       --   Bond Investors Guarantee

     CGIC      --   Capital Guaranty Insurance Company

     FGIC      --   Financial Guarantee Insurance Corporation

     FHA       --   Federal Housing Authority

     FNMA      --   Federal National Mortgage Association

     FSA       --   Financial Security Assurance

     GNMA      --   Government National Mortgage Association

     MBIA      --   Municipal Bond Investors Assurance

(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax -- As of Dec. 31, 2001, the value
                    of securities subject to alternative minimum tax represented 9.2% of net assets.

     B.A.N.    --   Bond Anticipation Note

     C.P.      --   Commercial Paper

     R.A.N.    --   Revenue Anticipation Note

     T.A.N.    --   Tax Anticipation Note

     T.R.A.N.  --   Tax & Revenue Anticipation Note

     V.R.      --   Variable Rate

     V.R.D.B.  --   Variable Rate Demand Bond

     V.R.D.N.  --   Variable Rate Demand Note

(d) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

     Type of security                                        Notional amount
     Sale contracts
     Municipal Bonds, March 2002                              $10,700,000

(e)  For  zero  coupon  bonds,  the  interest  rate  disclosed   represents  the
     annualized effective yield on the date of acquisition.

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 2001.

(g) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2001.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2001.

(i) At Dec. 31, 2001, the cost of securities purchased, including interest purchased, on a when-issued basis was $1,475,218.

(j)  At Dec. 31, 2001,  the cost of securities  for federal  income tax purposes
     was  approximately   $246,279,000  and  the  approximate   aggregate  gross
     unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                  $17,541,000
     Unrealized depreciation                                   (1,203,000)
                                                               ----------
     Net unrealized appreciation                              $16,338,000
                                                               -----------

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45   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

Investments in Securities

AXP Massachusetts Tax-Exempt Fund

Dec. 31, 2001 (Unaudited)
(Percentages represent value of investments compared to net assets)

Municipal bonds (89.1%)
Name of                 Coupon          Principal              Value(a)
issuer and                rate             amount
title of
issue(b,c)

Bay Transportation Authority
   General Transportation System
   Refunding Revenue Bonds Series 1992B
     03-01-16             6.20%        $1,500,000            $1,702,335
Bay Transportation Authority
   Pre-refunded Revenue Bonds
   Series 1992B (FSA Insured)
     03-01-21             5.50             15,000                15,574
Boston City Hospital
   Refunding Revenue Bonds
   Series 1993B (FHA Insured)
     02-15-23             5.75          3,000,000             3,003,959
Boston General Obligation Refunding Bonds
   Series 1993A (AMBAC Insured)
     02-01-09             5.65          1,500,000             1,582,725
Boston Industrial Development
   Financing Authority Revenue Bonds
   Massachusetts College of Pharmacy
   Series 1994A (Connie Lee Insured)
     10-01-26             5.25          1,000,000               973,310
Boston Water & Sewer Commission
   General Revenue Bonds
   Series 1998D (FGIC Insured)
     11-01-22             4.75          1,000,000               924,170
Development Finance Agency
   New England Center for Children
   Revenue Bonds Series 1998
     11-01-18             5.88            475,000               403,437
Development Finance Agency
   Refunding Revenue Bonds
   Briarwood Retirement Community
   Series 2001B
     12-01-30             8.25            750,000               765,308
Development Finance Agency
   Revenue Bonds 1st Mortgage
   Berkshire Retirement Community
   Lennox Series 1999
     07-01-29             5.63          1,500,000             1,273,830
Development Finance Agency
   Revenue Bonds Boston Biomedical
   Research Institute Series 1999
     02-01-29             5.75          1,000,000               916,810
Development Finance Agency
   Revenue Bonds Boston University
   Series 1999P
     05-15-29             6.00          1,400,000             1,483,944
Development Finance Agency
   Revenue Bonds Devens Electric System
   Series 2001
     12-01-30             6.00          1,000,000             1,000,770
Development Finance Agency
   Revenue Bonds Landmank School
   Series 1999 (Asset Guaranty)
     06-01-29             5.25          1,000,000               951,200
Development Finance Agency
   Revenue Bonds Massachusetts
   College of Pharmacy Series 1999B
     07-01-20             6.63          1,000,000             1,040,450
Development Finance Agency
   Revenue Bonds SeMass Systems
   Series 2001B (MBIA Insured) A.M.T.
     01-01-05             5.00          2,000,000             2,072,040
Development Finance Agency
   Revenue Bonds Suffolk University
   Series 1999
     07-01-29             5.85          1,000,000               990,820
Development Finance Agency
   Revenue Bonds The May Institute Issue
   Series 1999 (Asset Guaranty)
     09-01-29             5.75          1,000,000             1,013,970
East Longmeadow General Obligation
   Bonds Series 2001 (AMBAC Insured)
     08-01-03             4.00          1,160,000             1,190,659
Greater Lawrence Regional Vocational
   Technical High School District
   General Obligation Bonds (MBIA Insured)
     03-15-03             5.00          2,500,000             2,584,325
Haverhill City Unlimited Tax General
   Obligation Bonds Series 1997
   (FGIC Insured)
     06-15-17             5.00            250,000               249,728
Health & Educational Facilities Authority
   College Revenue Bonds Brandeis University
   Series 1998I (MBIA Insured)
     10-01-28             4.75          2,000,000             1,809,380
Health & Educational Facilities Authority
   Hospital Revenue Bonds Harvard Pilgrim
   Health Series 1998A (FSA Insured)
     07-01-22             4.75          1,000,000               906,190
Health & Educational Facilities Authority
   Hospital Revenue Bonds Milford-Whitinsville
   Regional Hospital Series 1998C
     07-15-28             5.38          1,065,000               893,290
Health & Educational Facilities Authority
   Pre-refunded Revenue Bonds
   Melrose-Wakefield Hospital Series 1992B
     07-01-16             6.38          1,000,000             1,084,230
Health & Educational Facilities Authority
   Pre-refunded Revenue Bonds New England
   Deaconess Hospital Series 1992D
     04-01-12             6.63          1,000,000             1,032,650
Health & Educational Facilities Authority
   Pre-refunded Revenue Bonds Northeastern
   University Series 1992E (MBIA Insured)
     10-01-22             6.55          1,000,000             1,048,330
Health & Educational Facilities Authority
   Pre-refunded Revenue Bonds
   Series 1992D (MBIA Insured)
     07-01-22             6.50            495,000               517,057
Health & Educational Facilities Authority
   Refunding Revenue Bonds Caritas Christi
   Obligated Group Series 1999A
     07-01-15             5.70          1,000,000               988,890
Health & Educational Facilities Authority
   Refunding Revenue Bonds
   Christopher House Series 1999A
     01-01-29             6.88          1,000,000               931,340
Health & Educational Facilities Authority
   Revenue Bonds Berkshire Health Systems
   Series 1994C
     10-01-11             5.90            900,000               903,591
Health & Educational Facilities Authority
   Revenue Bonds Boston College Series 1998L
     06-01-31             4.75          1,000,000               901,980
Health & Educational Facilities Authority
   Revenue Bonds Cape Cod Health System
   Series 1993A (Connie Lee Insured)
     11-15-21             5.25          2,500,000             2,454,475
Health & Educational Facilities Authority
   Revenue Bonds Holyoke Hospital
   Series 1994B
     07-01-15             6.50          1,000,000               972,910
Health & Educational Facilities Authority
   Revenue Bonds Learning Center for
   Deaf Children Series 1999C
     07-01-29             6.13          1,000,000               860,400
Health & Educational Facilities Authority
   Revenue Bonds North Adams
   Regional Hospital Series 1996C
     07-01-18             6.63          1,000,000               980,860
Health & Educational Facilities Authority
   Revenue Bonds South Shore Hospital
   Series 1999F
     07-01-29             5.75          1,000,000               974,410
Health & Educational Facilities Authority
   Revenue Bonds Southcoast Health System
   Series 1998A (MBIA Insured)
     07-01-27             4.75          1,000,000               894,050
Health & Educational Facilities Authority
   Revenue Bonds Suffolk University
   Series 1992B (Connie Lee Insured)
     07-01-22             6.35          2,495,000             2,591,481
Health & Educational Facilities Authority
   Revenue Bonds Valley Regional Health
   System Series 1994C (Connie Lee Insured)
     07-01-18             5.75          1,000,000             1,020,610

See accompanying notes to investments in securities.

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46   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Name of                  Coupon         Principal              Value(a)
issuer and                 rate            amount
title of
issue(b,c)

Health & Educational Facilities Authority
   Un-refunded Revenue Bonds Boston College
   Series 1991J (FGIC Insured)
     07-01-21             6.63%           $60,000               $61,423
Health & Educational Facilities Authority
   Un-refunded Revenue Bonds
   Series 1992D (MBIA Insured)
     07-01-22             6.50            505,000               524,776
Housing Finance Agency Authority
   Residential Development Bonds
   Series 1992A (FNMA Insured)
     11-15-11             6.88          1,000,000             1,030,350
Lynn General Obligation Bonds
   Series 2001 (FGIC Insured)
     08-15-03             4.00          1,000,000             1,026,570
Mansfield Pre-refunded General Obligation
   Bonds Series 1991 (AMBAC Insured)
     01-15-11             6.70          1,000,000             1,022,000
Municipal Wholesale Electric Power
   Supply System Pre-refunded Revenue
   Bonds Series 1992B
     07-01-17             6.75          1,395,000             1,458,891
Municipal Wholesale Electric Power
   Supply System Refunding Revenue Bonds
   Series 1994B (MBIA Insured)
     07-01-11             4.75          1,750,000             1,863,173
Municipal Wholesale Electric Power
   Supply System Revenue Bonds Special
   Parts & Inflows Series 1993 (AMBAC Insured)
     07-01-18             5.45          1,600,000             1,614,352
Nantucket General Obligation Bonds
   Series 1991
     12-01-11             6.80             60,000                61,510
New England Educational Loan
   Marketing Revenue Bonds
   Series 1993G
     08-01-02             5.20          1,000,000             1,018,130
Route 3 North Transit
   Improvement Lease Bonds
   Inverse Floater Series 2000
   (MBIA Insured)
     06-15-19            10.15            500,000(e)            535,670
South Hadley Unlimited General Obligation
   Refunding Bonds Series 2001
   (AMBAC Insured)
     06-15-03             4.00          1,440,000             1,475,222
Southeastern University Building Authority
   Refunding Revenue Bonds
   Series 1995A (AMBAC Insured)
     05-01-16             5.75          1,250,000             1,298,050
Springfield General Obligation Bonds
   Series 2001 (FGIC Insured)
     08-01-04             4.00          1,000,000             1,028,680
State Education Loan Authority
   Educational Loan Revenue Bonds
   Issue E Series 1994B
   (AMBAC Insured) A.M.T.
     01-01-12             6.00            605,000               651,851
State Industrial Finance Agency
   Assisted Living Facility
   Revenue Bonds Longmeadow
   Series 1997 A.M.T.
     09-01-27             8.00          1,160,000             1,249,923
State Industrial Finance Agency
   Assisted Living Facility
   Revenue Bonds Marina Bay
   Series 1997 A.M.T.
     12-01-27             7.50          1,000,000             1,032,330
State Industrial Finance Agency
   Assumption College Revenue Bonds
   Series 1996 (Connie Lee Insured)
     07-01-26             6.00          1,000,000             1,041,970
State Industrial Finance Agency
   College Revenue Bonds
   Tufts University Series 1998H
   (MBIA Insured)
     02-15-28             4.75          1,000,000               906,120
State Industrial Finance Agency
   Hampshire College
   Revenue Bonds Series 1997
     10-01-17             5.80          1,105,000             1,082,569
State Industrial Finance Agency
   Miscellaneous Revenue Bonds
   Cambridge Friends School
   Series 1998
     09-01-28             5.80            700,000               664,769
State Industrial Finance Agency
   Pollution Control Refunding Revenue
   Bonds Eastern Edison
   Series 1993
     08-01-08             5.88          2,000,000             2,057,320
State Industrial Finance Agency
   Resource Recovery Revenue Bonds
   SeMass Series 1991A
     07-01-15             9.00          1,500,000             1,547,955
State Industrial Finance Agency
   School Bonds St. John's
   High School of Worcester County
   Series 1998
     06-01-28             5.35            500,000               457,415
State Pre-refunded General
   Obligation Bonds Series 1995B
   (AMBAC Insured)
     07-01-13             5.50          1,500,000             1,625,760
State Turnpike Authority Metro Highway
   System Senior Lien Revenue Bonds
   Toll Road Series 1997A (MBIA Insured)
     01-01-37             5.00          2,000,000             1,848,320
State Water Resources Authority
   Pre-refunded Revenue Bonds
   Series 1992A (MBIA Insured)
     07-15-22             5.50          1,100,000             1,123,320
Taunton General Obligation Refunding Notes
   Series 1999 (FSA Insured)
     05-01-19             4.75          1,000,000               954,100
University of Massachusetts
   Building Authority
   Revenue Bonds Series 1976
   Escrowed to Maturity
     05-01-11             7.50             90,000               103,219
Water Resource Authority General
   Revenue Bonds Series 1993B
   (MBIA Insured)
     03-01-22             5.00          1,000,000               970,020
Westfield General Obligation Bonds
   Series 2001 (MBIA Insured)
     12-15-04             4.00            750,000               774,488
Worcester General Obligation Bonds
   Series 2001A (FGIC Insured)
     08-15-03             4.50          1,000,000             1,033,190

Total municipal bonds
(Cost: $77,035,397)                                         $79,048,924

Municipal notes (9.0%)
Issuer(c,d)          Effective            Amount              Value(a)
                         yield          payable at
                                         maturity

State Health & Educational Facilities
   Authority Revenue Bonds
   Capital Asset V.R. Series 1985C
     07-01-05             1.85%        $1,200,000            $1,200,000
State Health & Educational Facilities
   Authority Revenue Bonds
   Capital Asset V.R. Series 1985D
     01-01-35             1.90            500,000               500,000
State Health & Educational Facilities
   Authority Revenue Bonds
   Capital Asset V.R. Series 1985E
     01-01-35             1.90          6,300,000             6,300,000

Total municipal notes
(Cost: $8,000,000)                                           $8,000,000

Total investments in securities
(Cost: $85,035,397)(f)                                      $87,048,924

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
47   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  The  following   abbreviations  may  be  used  in  the  portfolio  security descriptions to identify the insurer of the issue:

     ACA      --   ACA Financial Guaranty Corporation

     AMBAC    --   American Municipal Bond Association Corporation

     BIG      --   Bond Investors Guarantee

     CGIC     --   Capital Guaranty Insurance Company

     FGIC     --   Financial Guarantee Insurance Corporation

     FHA      --   Federal Housing Authority

     FNMA     --   Federal National Mortgage Association

     FSA      --   Financial Security Assurance

     GNMA     --   Government National Mortgage Association

     MBIA     --   Municipal Bond Investors Assurance

(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.   --   Alternative Minimum Tax -- As of Dec. 31, 2001, the value
                   of securities subject to alternative minimum tax represented 5.6% of net assets.

     B.A.N.   --   Bond Anticipation Note

     C.P.     --   Commercial Paper

     R.A.N.   --   Revenue Anticipation Note

     T.A.N.   --   Tax Anticipation Note

     T.R.A.N. --   Tax & Revenue Anticipation Note

     V.R.     --   Variable Rate

     V.R.D.B. --   Variable Rate Demand Bond

     V.R.D.N. --   Variable Rate Demand Note

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2001.

(e) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 2001.

(f)  At Dec. 31, 2001,  the cost of securities  for federal  income tax purposes
     was   approximately   $85,035,000  and  the  approximate   aggregate  gross
     unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                  $ 3,055,000
     Unrealized depreciation                                   (1,041,000)
                                                               ----------
     Net unrealized appreciation                              $ 2,014,000
                                                              -----------

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48   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

Investments in Securities

AXP Michigan Tax-Exempt Fund

Dec. 31, 2001 (Unaudited)
(Percentages represent value of investments compared to net assets)

Municipal bonds (89.2%)
Name of                  Coupon         Principal              Value(a)
issuer and                 rate            amount
title of
issue(b,c)

Allegan Hospital Finance Authority
   Refunding Revenue Bonds
   Allegan General Hospital Series 1999
     11-15-21             7.00%        $1,000,000              $982,020
Auburn Hills Limited Tax General Obligation
   Street Improvement Bonds Series 1989
     05-01-04             6.00            200,000               202,482
Battle Creek Calhoun County Downtown
   Development Authority Pre-refunded
   Bonds Series 1994
     05-01-22             7.65          1,250,000             1,405,113
Big Rapids Public School District
   Unlimited General Obligation Bonds
   Series 1999 (FSA Insured)
     05-01-25             4.75          1,500,000             1,369,005
Central University Pre-refunded Revenue
   Bonds Series 1997 (FGIC Insured)
     10-01-26             5.50            750,000               811,808
Central University Revenue Bonds
   Series 1998 (FGIC Insured)
     10-01-27             5.00          1,000,000               953,440
Chippewa County Hospital Financial Authority
   Hospital Refunding Revenue Bonds
   Chippewa County War Memorial Hospital
   Series 1997B
     11-01-14             5.63            500,000               470,545
Chippewa Valley School District Unlimited
   Tax General Obligation Bonds
   Series 1993 (FGIC Insured)
     05-01-21             5.00          1,000,000               971,800
Concord Academy
   Certificates of Participation
   Series 1998
     10-01-19             7.00          1,000,000               915,590
Detroit Downtown Development Authority
   Development Area Project #1 Junior Lien
   Tax Increment Pre-refunded Bonds
   Series 1996D
     07-01-25             6.50          1,000,000             1,134,730
Detroit Sewer Disposal
   Pre-refunded Revenue Bonds
   Series 1993 (FGIC Insured)
     07-01-23             5.70          1,600,000             1,710,080
Detroit Sewer Disposal
   Un-refunded Revenue Bonds
   Series 1993 (FGIC Insured)
     07-01-23             5.70            400,000               409,412
Detroit Unlimited Tax
   General Obligation Pre-refunded Bonds
   Series 1995A
     04-01-15             6.80          1,000,000             1,117,130
Detroit Water Supply System Second Lien
   Revenue Bonds Series 1995A
   (MBIA Insured)
     07-01-25             5.50          1,500,000             1,513,965
Eaton Rapids Public Schools
   Unlimited Tax General Obligation
   Refunding Bonds Series 1999
   (MBIA Insured)
     05-01-25             4.75          1,000,000               912,670
Farmington Hills Hospital Finance Authority
   Pre-refunded Revenue Bonds Botsford
   General Hospital
   Series 1992A (MBIA Insured)
     02-15-22             6.50          1,500,000             1,539,030
Ferris State University Board of Trustees
   General Refunding Revenue Bonds
   Series 1995 (MBIA Insured)
     10-01-20             5.25          1,000,000             1,001,250
Fowlerville Community Schools
   Unlimited Tax General Obligation
   Refunding Bonds Series 1999
   (FSA Insured)
     05-01-26             4.75          1,310,000             1,191,550
Garden City Hospital Finance Authority
   Hospital Revenue Bonds Series 1998A
     09-01-17             5.75          1,000,000               726,280
Garden City School District
   Unlimited General Obligation Refunding
   Bonds Series 2001
     05-01-31             5.13          1,000,000               966,810
Genesee County General Obligation Bonds
   Sewer Disposal System Series 1996A
   (AMBAC Insured)
     04-01-15             5.40          1,000,000             1,023,750
Gogebic County Hospital Finance Authority
   Hospital Refunding Revenue Bonds
   Grandview Health System Series 1999
     10-01-16             5.88          1,000,000               897,410
Grand Ledge Public Schools
   Unlimited Tax General Obligation
   Refunding Bonds Eaton, Clinton & Ionia
   Counties Series 1995 (MBIA Insured)
     05-01-24             5.38          2,000,000             2,008,299
Grand Rapids & Kent County Joint Building
   Authority Limited General Obligation
   Bonds Devos Place Series 2001
     12-01-04             5.00            790,000               834,698
Grand Rapids Community College
   Limited Tax General Obligation Bonds
   Series 1996 (MBIA Insured)
     05-01-19             5.38          1,000,000             1,010,880
Grand Rapids Sanitary Sewer System
   Refunding Revenue Bonds
   Series 1998A (FGIC Insured)
     01-01-28             4.75          1,000,000               905,220
Grand Rapids Tax Increment
   Revenue Bonds Series 1994
   (MBIA Insured)
     06-01-24             6.88            380,000               418,220
Huron Valley School District
   Unlimited General Obligation Bonds
   Series 2001
     05-01-04             2.75          1,000,000               993,380
Iosco County Water Supply System
   Limited Tax General Obligation Bonds
   Series 1990 (AMBAC Insured)
     05-01-08             5.50            175,000               177,482
     05-01-09             5.50            200,000               202,734
     05-01-10             5.50            200,000               202,654
Jackson General Obligation Capital
   Appreciation Downtown Development
   Bonds Zero Coupon Series 2001
   (FSA Insured)
     06-01-21             5.58          1,450,000(f)            490,579
Lake Orion School District
   General Obligation Bonds
   Series 1995 (AMBAC Insured)
     05-01-20             5.50          1,000,000             1,013,250
Lincoln Park School District Wayne County
   School Building & Site Unlimited Tax
   Pre-refunded General Obligation Bonds
   Series 1996 (FGIC Insured)
     05-01-26             5.90          1,000,000             1,100,880
Midland County Economic Development
   Authority Unlimited Tax General Obligation
   Refunding Revenue Bonds
   Series 2000A A.M.T.
     07-23-09             6.88          1,000,000             1,035,550
Muskegon Heights Public Schools
   Unlimited Tax General Obligation Bonds
   Series 1999 (MBIA Insured)
     05-01-29             5.00            750,000               713,190
Oakland County Building Authority
   Revenue Bonds Series 2002
     09-01-05             4.00            625,000(e)            639,319
Ovid-Elsie School District Unlimited Tax
   General Obligation Pre-refunded Bonds
   Series 1995 (MBIA Insured)
     05-01-21             5.60          1,000,000             1,083,270
Plymouth Educational Center
   Certificates of Participation
   Series 1999
     07-01-29             7.00          1,250,000             1,165,363

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
49   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Name of                 Coupon          Principal              Value(a)
issuer and                rate             amount
title of
issue(b,c)

Plymouth-Canton Community School District
   Unlimited Tax General Obligation Bonds
   Series 1999 (FSA Insured)
     05-01-23             4.75%        $1,000,000              $920,200
Portland Public Schools
   Unlimited General Obligation Bonds
   Series 2001
     05-01-04             3.00            695,000               696,230
Redford General Obligation Bonds
   Series 1995 (MBIA Insured)
     04-01-16             5.25          1,450,000             1,469,140
Richmond Limited Obligation
   Refunding Revenue Bonds
   Kmart Series 1994
     01-01-07             6.63            530,000               530,917
Romulus Township School District
   Unlimited Tax General Obligation
   Refunding Bonds Series 1993
   (FGIC Insured)
     05-01-22             5.75          2,500,000             2,541,924
Schoolcraft Community School District
   Unlimited Tax General Obligation
   Pre-refunded Bonds Series 1996
   (FGIC Insured)
     05-01-26             5.38          1,000,000             1,069,360
South Redford School District
   Unlimited Tax General Obligation
   Pre-refunded Bonds Series 1996
   (FGIC Insured)
     05-01-22             5.50            310,000               333,349
South Redford School District
   Unlimited Tax General Obligation
   Un-refunded Bonds
   Series 1996 (FGIC Insured)
     05-01-22             5.50            690,000               699,067
State Hospital Finance Authority
   Hospital Refunding Revenue Bonds
   Detroit Medical Center Series 1993A
     08-15-13             6.25          1,200,000             1,176,636
State Hospital Finance Authority
   Hospital Refunding Revenue Bonds
   Memorial Healthcare Center
   Obligated Group Series 1999
     11-15-21             5.88          1,000,000               937,070
State Hospital Finance Authority
   Hospital Un-refunded Revenue Bonds
   Detroit Medical Center Series 1988
     08-15-12             8.13             40,000                40,050
State Hospital Finance Authority
   Refunding Revenue Bonds
   Presbyterian Villages Obligated Group
   Series 1995
     01-01-25             6.50          1,000,000               950,900
State Hospital Finance Authority
   Revenue Bonds Central Michigan
   Community Hospital Series 1996
     10-01-27             6.25          1,000,000               867,350
State Hospital Finance Authority
   Revenue Bonds Presbyterian
   Villages of Michigan
   Obligated Group Series 1997
     01-01-25             6.38            700,000               651,847
State Municipal Bond Authority
   Revenue Bonds Public School Academy
   YMCA Service Learning Academy
   Series 2001
     10-01-21             7.63            750,000               766,140
State Public Power Agency Belle River
   Refunding Revenue Bonds Series 1993A
     01-01-18             5.25          1,000,000               995,720
State Strategic Fund Limited Tax Obligation
   Refunding Revenue Bonds
   Detroit Edison Series 1990BB
   (MBIA Insured)
     07-15-08             7.00          1,000,000             1,156,280
State Strategic Fund Limited Tax Obligation
   Refunding Revenue Bonds
   Detroit Edison Series 1992BB
   (FGIC Insured)
     02-15-16             6.50          1,500,000             1,536,825
State Strategic Fund Limited Tax Obligation
   Refunding Revenue Bonds
   Ford Motor Series 1991A
     02-01-06             7.10          1,650,000             1,791,784
State Strategic Fund Limited Tax Obligation
   Refunding Revenue Bonds
   Oxford Institute Series 1987A
   Escrowed to Maturity
     08-15-05             7.88             95,000               103,301
State Strategic Fund Nursing Home
   Refunding Revenue Bonds Holland Home
   Series 1998
     11-15-28             5.75          1,000,000               876,200
State Trunk Line Bonds
   Series 1994A (FGIC Insured)
     11-15-20             5.75          1,065,000             1,167,730
State Trunk Line Refunding Revenue Bonds
   Series 1998A (MBIA Insured)
     11-01-20             4.75          1,000,000               927,260
State University Pre-refunded Revenue
   Bonds Series 1992A
     08-15-22             5.50            560,000               573,306
Summit Academy Certificates of
   Participation Pre-refunded Revenue Bonds
   Junior High School Facility Series 1999
     09-01-29             7.00            695,000               790,653
Summit Academy Certificates of
   Participation Series 1998
     08-01-18             7.00          1,110,000             1,025,851
Summit Academy Certificates of
   Participation Series 2001
     07-01-30             7.38            750,000               743,565
Taylor Tax Increment Finance Authority
   Bonds Series 2001 (FSA Insured)
     05-01-19             5.00          1,000,000               976,150
Troy City Downtown Development Authority
   County of Oakland Development
   Pre-refunded Revenue Bonds
   Series 1995A (Asset Guaranty)
     11-01-18             6.38          1,500,000             1,691,535
Van Buren Township
   Tax Increment Revenue Bonds
   Series 1994
     10-01-16             8.40            980,000             1,072,159
Wayne County Charter Airport Revenue
   Bonds Detroit Metropolitan Airport
   Series 1990A (AMBAC Insured) A.M.T.
     12-01-20             7.00          1,080,000             1,094,926
Wayne County Charter Airport Revenue
   Bonds Detroit Metropolitan Airport
   Series 1998B (MBIA Insured)
     12-01-23             4.88          1,000,000               927,040
Wayne State University Revenue Bonds
   University Board of Governors
   Series 1999 (FGIC Insured)
     11-15-29             5.13          1,000,000               967,670


Total municipal bonds
(Cost: $64,956,087)                                         $68,288,973

Municipal notes (9.7%)
Issuer(c,d)            Effective           Amount              Value(a)
                           yield       payable at
                                         maturity

State Strategic Fund
   Refunding Revenue Bonds
   Dow Chemical V.R. Series 1994
     02-01-09             1.90%          $500,000              $500,000
State Strategic Fund
   Revenue Bonds
   Dow Chemical V.R. Series 1992
   A.M.T.
     12-01-14             2.00          3,300,000             3,300,000
University of Michigan Hospital
   Refunding Revenue Bonds
   V.R. Series 1992A
     12-01-19             1.90            500,000               500,000
University of Michigan Hospital
   Revenue Bonds V.R. Series 1995A
     12-01-27             1.90          3,100,000             3,100,000

Total municipal notes
(Cost: $7,400,000)                                           $7,400,000

Total investments in securities
(Cost: $72,356,087)(g)                                      $75,688,973

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
50   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  The  following   abbreviations  may  be  used  in  the  portfolio  security descriptions to identify the insurer of the issue:

     ACA      --   ACA Financial Guaranty Corporation

     AMBAC    --   American Municipal Bond Association Corporation

     BIG      --   Bond Investors Guarantee

     CGIC     --   Capital Guaranty Insurance Company

     FGIC     --   Financial Guarantee Insurance Corporation

     FHA      --   Federal Housing Authority

     FNMA     --   Federal National Mortgage Association

     FSA      --   Financial Security Assurance

     GNMA     --   Government National Mortgage Association

     MBIA     --   Municipal Bond Investors Assurance

(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.   --   Alternative Minimum Tax -- As of Dec. 31, 2001, the value of securities subject to alternative minimum tax represented
                   7.1% of net assets.

     B.A.N.   --   Bond Anticipation Note

     C.P.     --   Commercial Paper

     R.A.N.   --   Revenue Anticipation Note

     T.A.N.   --   Tax Anticipation Note

     T.R.A.N. --   Tax & Revenue Anticipation Note

     V.R.     --   Variable Rate

     V.R.D.B. --   Variable Rate Demand Bond

     V.R.D.N. --   Variable Rate Demand Note

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2001.

(e) At Dec. 31, 2001, the cost of securities purchased, including interest purchased, on a when-issued basis was $637,738.

(f)  For  zero  coupon  bonds,  the  interest  rate  disclosed   represents  the
     annualized effective yield on the date of acquisition.

(g)  At Dec. 31, 2001,  the cost of securities  for federal  income tax purposes
     was   approximately   $72,356,000  and  the  approximate   aggregate  gross
     unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                  $ 4,357,000
     Unrealized depreciation                                   (1,024,000)
                                                               ----------
     Net unrealized appreciation                              $ 3,333,000
                                                              -----------

-------------------------------------------------------------------------------
51   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

Investments in Securities

AXP Minnesota Tax-Exempt Fund

Dec. 31, 2001 (Unaudited)
(Percentages represent value of investments compared to net assets)

Municipal bonds (90.1%)
Name of                 Coupon          Principal              Value(a)
issuer and                rate             amount
title of
issue(b,c)

Albert Lea Independent School District #241
   Unlimited Tax General Obligation Bonds
   Series 1998 (MBIA Insured)
     02-01-16             4.80%        $1,555,000            $1,517,618
Anoka County Housing & Redevelopment
   Authority Revenue Bonds
   Epiphany Assisted Living LLC
   Series 1999
     12-01-29             7.40          3,560,000             3,477,657
Austin Housing & Redevelopment Authority
   Revenue Bonds Courtyard Residence
   Series 2000A
     01-01-32             7.25          3,000,000             3,047,190
Big Lake Independent School District #727
   Unlimited General Obligation Bonds
   Series 2001D (FSA Insured)
     02-01-04             3.00          1,220,000             1,225,258
Bloomington Housing & Redevelopment
   Authority Housing Revenue Bonds
   Senior Summerhouse Bloomington
   Series 1998
     05-01-35             6.13          3,400,000             2,791,128
Brooklyn Center Tax Credit Investor
   Refunding Revenue Bonds Four Courts
   Apartments Series 1995B A.M.T.
     06-15-09             7.58          2,450,000             2,450,735
Buffalo Independent School District #877
   Unlimited Tax General Obligation
   Refunding Bonds Series 1999
   (MBIA Insured)
     02-01-18             4.80          1,710,000             1,632,041
Carlton Health Care & Housing Facilities
   Revenue Bonds Inter-Faith Social Services
   Series 2000
     04-01-29             7.75          2,500,000             2,601,725
Chaska Multi-family Housing
   Revenue Bonds West Suburban
   Housing Partners Series 1999 A.M.T.
     09-01-19             5.75            175,000(e)            154,450
     03-01-31             5.88          2,115,000             1,797,539
Duluth Economic Development Authority
   Health Care Facilities Revenue Bonds
   BSM Properties Series 1998A
     12-01-28             5.88            500,000(e)            425,835
Eden Prairie Multi-family Housing
   Refunding Revenue Bonds
   Sterling Ponds Series 1999A A.M.T.
     12-01-29             6.25          5,215,000             4,779,287
Eden Prairie Multi-family Housing
   Refunding Revenue Bonds
   Sterling Ponds Series 1999B A.M.T.
     12-01-29             6.25            665,000               609,439
Faribault Rice & Goodhue Counties
   Independent School District #656
   General Obligation School Building
   Bonds Series 1995 (FSA Insured)
     06-01-15             5.75          6,900,000             7,330,145
Faribault Single Family Housing Mortgage
   Refunding Revenue Bonds Series 1991A
     12-01-11             7.50            410,000               419,405
Farmington Independent School District #192
   Unlimited Tax General Obligation Capital
   Appreciation School Building Bonds
   Zero Coupon Series 1998B (FSA Insured)
     02-01-15             5.30          2,070,000(f)          1,033,510
Fergus Falls Health Care Facilities
   Revenue Bonds LRHC Long-term
   Care Facility Series 1995
     12-01-25             6.50          1,500,000             1,515,990
Fridley Senior Housing Revenue Bonds
   Banfill Crossing Homes Series 1999
     09-01-34             6.75          3,090,000             2,897,277
Golden Valley Governmental Facilities
   Local Government Information
   Systems Association Revenue Bonds
   Series 1997
     12-01-17             6.10          1,125,000             1,129,185
Golden Valley Revenue Bonds
   Covenant Retirement Communities
   Series 1999A
     12-01-29             5.50          6,250,000             5,844,813
Harmony Multi-family Housing
   Refunding Revenue Bonds
   Zedakah Foundation
   Series 1997A
     09-01-20             5.95          1,240,000             1,245,171
Hastings Healthcare Tax-Exempt
   Nursing Home Revenue Bonds
   Regina Medical Center Series 1998
   (ACA Insured)
     09-15-28             5.30          4,100,000             3,803,570
Hastings Housing & Redevelopment
   Authority Housing & Health Care
   Revenue Bonds Arbor Oaks
   Assisted Living Series 2000A
     01-01-32             8.25          2,000,000             2,036,500
Hennepin County Regional Railroad Authority
   Limited General Obligation Bonds
   Series 2001
     12-01-03             3.00            840,000               850,004
     12-01-04             3.00            865,000               867,872
     12-01-05             3.25            895,000               892,378
Hopkins Pre-refunded Revenue Bonds
   Blake School Series 1994
     09-01-24             6.70          3,120,000             3,416,338
Hubbard County Solid Waste Disposal
   Revenue Bonds Potlatch
   Series 1989 A.M.T.
     08-01-13             7.38          5,610,000             5,613,590
International Falls Solid Waste Disposal
   Refunding Revenue Bonds
   Boise Cascade Series 1999 A.M.T.
     12-01-29             6.85          4,000,000             4,096,480
Lakeview Independent School District #2167
   Unlimited General Obligation Bonds
   Series 2001 (MBIA Insured)
     02-01-19             5.00            555,000               546,647
Lakeville Independent School District #194
   General Obligation Bonds Series 1997A
     02-01-22             5.13          2,400,000             2,359,704
Little Canada Multi-family Housing
   Revenue Bonds Housing
   Alternatives Development Company
   Series 1997A
     12-01-27             6.25          4,900,000             4,435,921
Little Canada Multi-family Housing
   Revenue Bonds Little Canada
   Series 1996 A.M.T.
     02-01-27             7.00          3,700,000             3,601,802
Mahtomedi Multi-family Housing
   Refunding Revenue Bonds
   Briarcliff Series 1996 A.M.T.
     06-01-36             7.35          2,210,000             2,220,984
Mankato Unlimited General Obligation
   Public Improvement Revenue Bonds
   Series 2001A (FGIC Insured)
     02-01-04             3.50          1,085,000             1,100,581
     02-01-05             3.50          1,065,000             1,074,447
Maplewood Elder Care Facilities
   Revenue Bonds Care Institute
   Series 1994
     01-01-24             7.75          3,775,000             3,406,447
Maplewood Multi-family Housing
   Refunding Revenue Bonds
   Carefree Cottages of Maplewood III
   Series 1995 A.M.T.
     11-01-32             7.20          2,865,000             2,861,075
Metropolitan Council
   Minneapolis & St. Paul
   Metropolitan Area Transit
   Unlimited General Obligation Bonds
   Series 2001B
     02-01-03             4.00          4,300,000             4,393,998
     02-01-04             4.00          7,440,000             7,636,341
Minneapolis & St. Paul Housing &
   Redevelopment Authority Health Care
   System Revenue Bonds Group Health Plan
   Series 1992
     12-01-13             6.75         10,500,000            10,706,009

See accompanying notes to investments in securities.

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52   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                 Coupon          Principal              Value(a)
issuer and                rate             amount
title of
issue(b,c)

Minneapolis & St. Paul Housing &
   Redevelopment Authority Health Care
   System Revenue Bonds Healthspan
   Series 1993A (AMBAC Insured)
     11-15-18             4.75%       $13,500,000           $12,706,604
Minneapolis & St Paul Metropolitan
   Airports Commission Revenue Bonds
   Series 2000B (FGIC Insured) A.M.T.
     01-01-03             5.50          1,000,000             1,031,150
Minneapolis & St Paul Metropolitan
   Airports Commission Revenue Bonds
   Series 2001B (FGIC Insured) A.M.T.
     01-01-04             5.00          1,000,000             1,030,490
Minneapolis & St Paul Metropolitan
   Airports Commission Revenue Bonds
   Series 2001D (FGIC Insured) A.M.T.
     01-01-05             5.00          2,680,000             2,774,229
Minneapolis & St Paul Metropolitan
   Airports Commission Unlimited General
   Obligation Refunding Bonds
   14th Series 2001 (Municipal
   Government Guarantee) A.M.T.
     01-01-04             5.50          2,415,000             2,524,182
Minneapolis & St. Paul Metropolitan
   Airports Commission
   Airport Revenue Bonds
   Series 1998A (AMBAC Insured)
     01-01-22             5.00          3,730,000             3,619,890
Minneapolis & St. Paul Metropolitan
   Airports Commission
   Special Facilities Revenue Bonds
   Northwest Airlines Series 2001A A.M.T.
     04-01-25             7.00          2,000,000             1,549,300
Minneapolis Community Development
   Agency Limited Tax Supported
   Development Refunding Revenue Bonds
   Common Bond Fund 2nd Series 2001A
   A.M.T.
     06-01-19             5.88          1,000,000             1,005,250
Minneapolis Community Development
   Agency Limited Tax Supported
   Development Refunding Revenue Bonds
   Common Bond Fund 7th Series 1997A
     06-01-12             5.50            250,000               256,298
Minneapolis Community Development
   Agency Limited Tax Supported
   Development Revenue Bonds
   Common Bond Fund 1st Series 1996
     06-01-11             6.00            980,000             1,020,445
Minneapolis Community Development
   Agency Limited Tax Supported
   Development Revenue Bonds
   Common Bond Fund 2nd Series 1998A A.M.T.
     06-01-16             5.20            290,000               268,758
     06-01-19             5.25            500,000               480,130
Minneapolis Community Development
   Agency Limited Tax Supported
   Development Revenue Bonds
   Common Bond Fund 5th Series 1997
     12-01-27             5.70            420,000               415,771
Minneapolis Community Development
   Agency Tax Increment
   Refunding Revenue Bonds
   Zero Coupon Series 1990 (MBIA Insured)
     09-01-04             2.95          3,000,000(f)          2,752,140
Minneapolis Nursing Home
   Pre-refunded Revenue Bonds Walker
   Cityview & Southview
   Series 1992
     07-01-22             8.50          5,125,000             5,446,594
Minneapolis Special School District #1
   Certificates of Participation
   Series 2001B (FGIC Insured)
     02-01-04             3.50          2,475,000             2,510,541
Minneapolis Unlimited General Obligation
   Public Improvement Revenue Bonds
   Series 2001
     12-01-03             5.00          2,000,000             2,099,100
     12-01-21             5.00          2,125,000             2,085,456
Minnetonka Senior Housing
   Revenue Bonds
   Westridge Senior Housing
   Series 1997
     09-01-27             7.00          1,775,000             1,708,420
Monticello Independent School District #882
   Unlimited General Obligation
   Refunding Bonds Series 2001D
     02-01-04             3.25          1,015,000             1,025,729
Moorhead Economic Development
   Authority Multi-family Housing
   Development Refunding Revenue
   Bonds Eventide Senior Housing
   Series 1999B
     06-01-19             5.90            500,000               452,455
     06-01-29             6.00          1,400,000             1,219,708
New Brighton Tax Credit Investor
   Revenue Bonds
   Polynesian Village Apartments
   Series 1995B A.M.T.
     07-15-09             7.75          2,355,000             2,416,960
New Hope Housing & Healthcare Facilities
   Revenue Bonds Minnesota Masonic Home
   North Ridge Series 1999
     03-01-29             5.88          5,750,000             5,043,153
North St. Paul & Maplewood Independent
   School District #622 General Obligation
   Refunding Bonds Series 1996A
     02-01-25             5.13          2,910,000             2,853,517
Northern Minnesota Municipal Power Agency
   Electric System Refunding Revenue Bonds
   Series 1998B (AMBAC Insured)
     01-01-20             4.75          5,000,000             4,722,300
Oakdale Multi-family Housing Refunding
   Revenue Bonds Oakdale Village
   Apartments Series 1998 A.M.T.
     11-01-28             6.00          3,650,000             3,358,767
Olmsted County Health Care Facilities
   Refunding Revenue Bonds
   Olmsted Medical Center
   Series 1998
     07-01-19             5.55          1,125,000(e)            990,101
Olmsted County Housing &
   Redevelopment Authority
   Public Facilities Refunding Revenue
   Bonds Series 2002B
     02-01-05             4.00          1,215,000(h)          1,238,571
Olmsted County Resource Recovery
   Unlimited General Obligation Refunding
   Bonds Series 2002A
     02-01-05             4.00          1,900,000(h)          1,944,536
Park Rapids Independent
   School District #309 Unlimited
   Tax General Obligation Bonds
   Series 1999 (MBIA Insured)
     02-01-21             4.75          3,000,000             2,813,220
Plymouth Multi-family Housing
   Revenue Bonds Harbor Lane Apartments
   Series 1993 (Asset Guaranty) A.M.T.
     09-01-13             5.90          2,325,000             2,374,453
Princeton Independent School
   District #477 General Obligation
   Bonds Series 1997 (FSA Insured)
     02-01-24             5.13          1,000,000               982,310
Prior Lake Independent School
   District #719 Unlimited General Obligation
   Bonds Series 2002A (FGIC Insured)
     02-01-05             4.00            640,000(h)            655,002
Richfield Independent School
   District #280 General Obligation Bonds
   Series 1993 Inverse Floater
   (FGIC Insured)
     02-01-10             5.30          6,600,000(g)          6,671,873
     02-01-12             5.35          5,020,000(g)          5,181,544
Richfield Multi-family Housing
   Refunding Revenue Bonds
   Village Shores Apartments
   Series 1996
     08-01-31             7.63          2,955,000             2,987,091
Richfield Senior Housing
   Revenue Bonds Series 2000A
     02-01-35             7.75          3,000,000             3,056,340
Robbinsdale Multi-family Housing
   Revenue Bonds Copperfield Hill
   Series 1996A
     12-01-31             7.35          3,260,000             3,190,301
Rochester Health Care Facilities
   Revenue Bonds Mayo Foundation
   Series 1992
     11-15-19             4.95          5,000,000             4,744,350

See accompanying notes to investments in securities.

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53   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                 Coupon          Principal              Value(a)
issuer and                rate             amount
title of
issue(b,c)

Rochester Multi-family Housing
   Development Revenue Bonds
   Wedum Shorewood Campus
   Series 1999
     06-01-36             6.60%        $5,000,000            $4,514,750
Roseville Housing Facilities Nursing Home
   Refunding Revenue Bonds
   College Properties Series 1998
     10-01-28             5.88          5,000,000             4,146,500
Sartell Health Care & Housing Facilities
   Nursing Home Revenue Bonds
   Series 2001A
     09-01-30             8.00          1,000,000             1,004,090
Sartell Health Care & Housing Facilities
   Revenue Bonds The Foundation for
   Health Care Continuums Series 1999A
     09-01-29             6.63          3,000,000             2,663,580
Shoreview Senior Housing
   Revenue Bonds Series 1996
     02-01-26             7.25          3,200,000             3,210,592
South Washington County Independent
   School District #833 Unlimited
   General Obligation Bonds
   Series 2001B (FSA Insured)
     02-01-04             3.50            990,000             1,004,216
Southeastern Minnesota Multi-county
   Housing & Redevelopment Authority
   Winona County Unlimited Tax
   General Obligation Bonds Series 1997
     01-01-28             5.35          1,170,000             1,141,768
Southern Minnesota Municipal
   Power Agency Power Supply System
   Refunding Revenue Bonds
   Series 1992A
     01-01-18             5.75            370,000               389,022
Southern Minnesota Municipal
   Power Agency Power Supply System
   Refunding Revenue Bonds
   Series 1992A (MBIA Insured)
     01-01-18             5.75          1,600,000             1,682,256
Southern Minnesota Municipal
   Power Agency Power Supply System
   Refunding Revenue Bonds
   Series 1993A (MBIA Insured)
     01-01-16             4.75          9,165,000             8,829,010
Southern Minnesota Municipal
   Power Agency Power Supply System
   Refunding Revenue Bonds
   Zero Coupon Series 1994A
   (MBIA Insured)
     01-01-19             6.67         19,500,000(f)          7,752,614
     01-01-22             6.88         12,000,000(f)          4,014,960
     01-01-24             6.08          5,150,000(f)          1,527,954
Southern Minnesota Municipal
   Power Agency Power Supply System
   Un-refunded Revenue Bonds
   Series 1992A
     01-01-18             5.75          1,895,000             1,922,042
St. Cloud Certificates of Participation
   Series 1997
     12-01-17             5.90            400,000(e)            405,100
St. Cloud Hospital Facility
   Refunding Revenue Bonds
   Series 1993C (AMBAC Insured)
     10-01-20             5.30          1,515,000             1,507,743
St. Cloud Infrastructure Management
   Unlimited General Obligation Bonds
   Series 2001B (FSA Insured)
     02-01-05             3.50          1,130,000             1,138,825
St. Louis Park Health Care Facilities
   Revenue Bonds Healthsystem Minnesota
   Obligated Group Series 1993A
   (AMBAC Insured)
     07-01-23             5.10          3,250,000             3,167,905
St. Louis Park Health Care Facilities
   Revenue Bonds Healthsystem Minnesota
   Series 1993
     07-01-13             5.10         14,000,000            14,048,859
St. Louis Park Multi-family
   Housing Refunding Revenue Bonds
   Park Boulevard Towers Series 1996
     04-01-31             7.00          3,905,000             3,910,272
St. Paul Housing & Redevelopment Authority
   Health Care Facilities Revenue Bonds
   Lyngblomsten Care Center Series 1993
     11-01-06             7.13            665,000               679,989
     11-01-17             7.13          1,720,000             1,721,496
St. Paul Housing & Redevelopment Authority
   Health Care Facilities Revenue Bonds
   Lyngblomsten Multi-family Rental Housing
   Series 1993
     11-01-24             7.00          1,815,000             1,772,384
St. Paul Housing & Redevelopment Authority
   Health Care Facilities Revenue Bonds
   Regions Hospital Series 1998
     05-15-28             5.30          1,550,000             1,388,273
St. Paul Housing & Redevelopment Authority
   Lease Revenue Bonds
   Community of Peace Academy
   Series 2001A
     12-01-30             7.88          2,390,000             2,361,559
St. Paul Housing & Redevelopment Authority
   Lease Revenue Bonds
   Minnesota Business Academy
   Series 2000
     03-01-30             8.00          3,745,000             3,711,258
St. Paul Housing & Redevelopment Authority
   Sales Tax Revenue Bonds Civic Center
   Escrowed to Maturity Series 1993 (MBIA Insured)
     11-01-23             5.55          7,500,000             7,594,799
St. Paul Housing & Redevelopment
   Authority Single Family Housing Mortgage
   Refunding Revenue Mortgage-backed
   Bonds Middle Income Series 1995
   (FNMA Insured)
     03-01-28             6.80          3,345,000             3,533,691
St. Paul Independent School District #625
   Certificates of Participation Series 1999A
     02-01-19             4.75          1,000,000               949,970
St. Paul Port Authority Revenue Bonds
   Hotel Facilities Radisson Kellogg
   2nd Series 1999
     08-01-29             7.38          3,500,000             3,314,710
St. Paul Port Authority Unlimited Tax
   General Obligation Bonds
   Series 1994
     03-01-24             5.13          4,770,000             4,684,712
State Agricultural & Economic Development
   Board Health Care Facilities Refunding
   Revenue Bonds Benedictine Health System
   St. Mary's Health System Duluth Clinic
   Obligated Group Series 1999A
   (MBIA Insured)
     02-15-16             4.75          1,000,000               955,320
     02-15-23             5.00          1,295,000             1,247,176
State Higher Education Facilities Authority
   Gustavus Adolphus College
   Revenue Bonds 4th Series 1998X
     10-01-24             4.80          2,340,000             2,120,204
State Higher Education Facilities Authority
   Northwestern College of Chiropractic
   Mortgage Revenue Bonds 4th Series 1999Z
     10-01-13             5.20            275,000               268,975
State Housing Finance Agency
   Single Family Housing Mortgage
   Revenue Bonds Series 1992A
     07-01-16             6.95          1,665,000             1,699,749
State Housing Finance Agency
   Single Family Housing Mortgage
   Revenue Bonds Series 1994L
   A.M.T.
     07-01-20             6.70            590,000               612,916
State Housing Finance Agency
   Single Family Housing Mortgage
   Revenue Bonds Series 1996J
   A.M.T.
     07-01-21             5.60            255,000               255,615
State Housing Finance Agency
   Single Family Housing Mortgage
   Revenue Bonds Series 1997K
   A.M.T.
     01-01-26             5.75          2,935,000             2,963,440
State Public Facilities Authority Water
   Pollution Control Refunding Revenue Bonds
   Series 1997A-B
     03-01-04             5.00          1,285,000             1,344,123

See accompanying notes to investments in securities.

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54   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                  Coupon         Principal              Value(a)
issuer and                 rate            amount
title of
issue(b,c)

State Public Facilities Authority Water
   Pollution Control Refunding
   Revenue Bonds Series 2001A
     03-01-05             4.00%        $1,500,000            $1,536,045
State Public Facilities Authority Water
   Pollution Control Revenue Bonds
   Series 1998A
     03-01-16             4.75          3,500,000             3,408,230
State Unlimited General Obligation
   Public Improvement Revenue Bonds
   Series 1996
     11-01-03             5.00          1,500,000             1,571,145
Steele County Health Care Facilities
   Revenue Bonds Elderly Housing Project
   Series 2000
     06-01-30             6.88          2,205,000             2,379,217
Suburban Hennepin Regional Park District
   Unlimited General Obligation Bonds
   Series 2001
     02-01-05             4.50          1,025,000             1,063,960
University of Minnesota
   Refunding Revenue Bonds
   Inverse Floater Series 1993
     08-15-03             7.80          5,000,000(g)          5,275,000
University of Minnesota
   Refunding Revenue Bonds
   Series 1986A
     02-01-11             6.00          4,625,000             4,664,498
University of Minnesota
   Refunding Revenue Bonds
   Series 1996A
     07-01-21             5.50         12,500,000            13,160,749
Vadnais Heights Multi-family Housing
   Refunding Revenue Bonds
   Cottages of Vadnais Heights
   Series 1995 A.M.T.
     12-01-31             7.00          3,055,000             3,047,149
Vadnais Heights Multi-family Housing
   Tax Credit Refunding Revenue Bonds
   Series 1997 A.M.T.
     07-15-09             7.00          1,080,000             1,059,588
Washington County Housing &
   Redevelopment Authority Refunding
   Revenue Bonds Woodbury
   Multi-family Housing Series 1996
     12-01-23             6.95          1,875,000             1,852,013
Washington County Unlimited
   General Obligation Refunding
   Revenue Bonds Series 2001A
     02-01-03             3.50          1,425,000             1,447,472
Western Minnesota Municipal
   Power Agency Refunding
   Revenue Bonds Series 1987A
     01-01-15             5.50          5,000,000             5,000,800
Western Minnesota Municipal
   Power Agency Refunding
   Revenue Bonds Series 1987A
   (MBIA Insured)
     01-01-15             5.50          6,250,000             6,269,875
Woodbury Senior Housing
   Revenue Bonds Summer House
   of Woodbury Series 1999
     07-01-34             6.40          5,145,000             4,851,221

Total municipal bonds
(Cost: $378,406,468)                                       $384,802,494

Municipal notes (9.3%)
Issuer(c,d)           Annualized           Amount              Value(a)
                   yield on date       payable at
                     of purchase         maturity

Arden Hills Housing & Health Care
   Facilities Refunding Revenue Bonds
   Presbyterian Homes V.R.
   Series 1999A
     09-01-29             2.05%        $2,000,000(i)         $2,000,000
Arden Hills Housing & Health Care
   Facilities Revenue Bonds
   Presbyterian Homes V.R. Series 1999B
     09-01-29             2.05          1,890,000(i)          1,890,000
Duluth Economic Development Authority
   Health Care Facilities Refunding
   Revenue Bonds Miller-Dwan
   V.R. Series 1997
     06-01-19             2.05          7,395,000(i)          7,395,000
Minneapolis & St. Paul Housing &
   Redevelopment Authority Health Care
   System Refunding Revenue
   Bonds Children's Health Care
   V.R. Series 1995B
     08-15-25             2.00          6,020,000(i)          6,020,000
Minneapolis & St. Paul Metropolitan
   Airports Commission
   Airport Revenue Bonds
   Anticipation Notes Series 2001A
     08-01-02             3.47          3,000,000             3,027,780
Rochester Health Care Facilities
   Revenue Bonds (Mayo Clinic)
   C.P. Series 1992A
     01-10-02             1.85          1,000,000             1,000,000
Rochester Mayo
   C.P. Series 1988F
     01-07-02             1.85          5,000,000             5,000,000
Rochester Mayo
   C.P. Series 2000B
     01-03-02             1.90          4,000,000             4,000,000
Rochester Mayo Medical Center
   C.P. Series 1992C
     01-10-02             1.85          1,500,000             1,500,000
Southern Minnesota Municipal Power
   C.P. Series B
     01-07-02             1.60          2,000,000             2,000,000
     01-11-02             1.55          2,000,000             2,000,000
State Higher Education Facilities Authority
   Revenue Bonds (Macalester College)
   V.R. 3rd Series 1994Z
     03-01-24             1.60          1,600,000(i)          1,600,000
State Higher Education Facilities Authority
   Revenue Bonds (St. Olaf College)
   V.R. 5th Series 2000H
     10-01-30             1.95          2,300,000(i)          2,300,000

Total municipal notes
(Cost: $39,721,132)                                         $39,732,780

Total investments in securities
(Cost: $418,127,600)(j)                                    $424,535,274

See accompanying notes to investments in securities.

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55   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  The  following   abbreviations  may  be  used  in  the  portfolio  security descriptions to identify the insurer of the issue:

     ACA      --   ACA Financial Guaranty Corporation

     AMBAC    --   American Municipal Bond Association Corporation

     BIG      --   Bond Investors Guarantee

     CGIC     --   Capital Guaranty Insurance Company

     FGIC     --   Financial Guarantee Insurance Corporation

     FHA      --   Federal Housing Authority

     FNMA     --   Federal National Mortgage Association

     FSA      --   Financial Security Assurance

     GNMA     --   Government National Mortgage Association

     MBIA     --   Municipal Bond Investors Assurance

(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.  --   Alternative Minimum Tax -- As of Dec. 31, 2001, the value
                  of securities subject to alternative minimum tax represented 12.9% of net assets.

     B.A.N.   --   Bond Anticipation Note

     C.P.     --   Commercial Paper

     R.A.N.   --   Revenue Anticipation Note

     T.A.N.   --   Tax Anticipation Note

     T.R.A.N. --   Tax & Revenue Anticipation Note

     V.R.     --   Variable Rate

     V.R.D.B. --   Variable Rate Demand Bond

     V.R.D.N. --   Variable Rate Demand Note

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity.

(e) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

      Type of security                                        Notional amount
      Sale contracts
      Municipal Bonds, March 2002                               $9,900,000

(f)  For  zero  coupon  bonds,  the  interest  rate  disclosed   represents  the
     annualized effective yield on the date of acquisition.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 2001.

(h) At Dec. 31, 2001, the cost of securities purchased, including interest purchased, on a when-issued basis was $3,821,823.

(i) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2001.

(j)  At Dec. 31, 2001,  the cost of securities  for federal  income tax purposes
     was  approximately   $418,128,000  and  the  approximate   aggregate  gross
     unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                  $14,011,000
     Unrealized depreciation                                   (7,604,000)
                                                               ----------
     Net unrealized appreciation                              $ 6,407,000
                                                              -----------
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56   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

Investments in Securities

AXP New York Tax-Exempt Fund

Dec. 31, 2001 (Unaudited)
(Percentages represent value of investments compared to net assets)

Municipal bonds (90.5%)
Name of                 Coupon          Principal              Value(a)
issuer and                rate             amount
title of
issue(b,c)

Albany County Airport Authority
   Airport Revenue Bonds
   Series 1997 (FSA Insured) A.M.T.
     12-15-19             5.50%          $250,000              $252,075
Broome County
   Certificates of Participation
   Public Safety Facilities
   Series 1994 (MBIA Insured)
     04-01-22             5.25          1,300,000             1,285,518
Buffalo Municipal Water Finance Authority
   Water System Revenue Bonds
   Series 1995 (FGIC Insured)
     07-01-25             5.00          1,000,000(g)            959,300
Erie County Unlimited Tax
   General Obligation Bonds
   Series 1995B (FGIC Insured)
     06-15-25             5.50            700,000               706,405
Erie County Water Authority
   Water Works System
   Revenue Bonds Series 1990A
   Escrowed to Maturity (AMBAC Insured)
     12-01-08             6.00          1,765,000             1,941,941
Huntington Housing Authority
   Senior Housing Facilities
   Revenue Bonds
   Gurwin Jewish Senior Residences
   Series 1999A
     05-01-39             6.00          1,750,000             1,471,138
Kenmore Housing Authority
   Multi-family Housing Revenue Bonds
   State University Buffalo Student
   Apartments Series 1999A (Asset Guaranty)
     08-01-24             5.50          1,000,000               999,950
Long Island Power Authority
   Electronic Systems Revenue Bonds
   Sub Series 1998A (AMBAC Insured)
     04-01-09             5.25          1,000,000             1,061,000
Metropolitan Transportation Authority
   Commuter Facilities Service Contract
   Refunding Revenue Bonds 5th Series 1991
     07-01-16             6.50          1,775,000             1,815,701
Metropolitan Transportation Authority
   Dedicated Tax Revenue Bonds
   Series 1998A (FGIC Insured)
     04-01-28             4.75          1,000,000               906,410
Metropolitan Transportation Authority
   Transportation Facilities Revenue Bonds
   Series 1998A (MBIA Insured)
     07-01-24             4.75          1,500,000             1,375,710
Monroe County Airport Authority
   Airport Refunding Revenue Bonds
   Greater Rochester International Airport
   Series 1999 (MBIA Insured) A.M.T.
     01-01-16             5.88          1,500,000             1,613,760
Mount Vernon Industrial Development
   Agency Civic Facilities Revenue Bonds
   Wartburg Senior Housing Meadowview
   Series 1999
     06-01-29             6.20          1,000,000               869,290
New York City Health & Hospital
   Revenue Bonds Series 1993A
     02-15-20             6.30            870,000               928,151
New York City Industrial Development
   Agency Civic Facilities Refunding
   Revenue & Improvement Bonds
   Lighthouse International
   Series 1998 (MBIA Insured)
     07-01-23             4.50            200,000               176,018
New York City Industrial Development
   Agency Civic Facilities Revenue Bonds
   Riverdale Country School
   Series 1997 (MBIA Insured)
     06-01-17             5.25          1,000,000             1,009,740
New York City Industrial Development
   Agency Civic Facilities Revenue Bonds
   Rockefeller Foundation Series 1993
     07-01-23             5.38          2,000,000             2,014,240
New York City Industrial Development
   Agency Civic Facilities Revenue Bonds
   Touro College Series 1999A
     06-01-29             6.35          1,000,000               877,380
New York City Industrial Development
   Agency Civic Facilities Revenue Bonds
   Trinity Episcopal School
   Series 1997 (MBIA Insured)
     06-15-27             5.25          1,000,000               989,580
New York City Industrial Development
   Agency Civic Facilities Revenue Bonds
   YMCA Series 1997
     08-01-16             5.80          1,000,000             1,008,460
New York City Municipal Water
   Finance Authority Water & Sewer System
   Revenue Bonds Series 1993
   Inverse Floater (MBIA Insured)
     06-15-09             7.72          2,000,000(f)          2,150,000
New York City Municipal Water
   Finance Authority Water & Sewer System
   Revenue Bonds Series 1996B
   (MBIA Insured)
     06-15-26             5.75            500,000               534,915
New York City Transitional Cultural Resources
   Revenue Bonds Museum of American
   Folk Art Series 2000 (ACA Insured)
     07-01-22             6.00          1,000,000             1,028,420
New York City Transitional Finance Authority
   Future Secured Sales Tax Revenue Bonds
   Series 1998B
     11-15-23             4.75          1,500,000             1,368,105
New York City Transitional Finance Authority
   Future Secured Sales Tax Revenue Bonds
   Series 1999C
     05-01-25             5.50          1,000,000             1,013,760
New York City Transitional Finance Authority
   Future Secured Sales Tax Revenue Bonds
   Series 2001C
     02-01-08             5.50          1,500,000             1,602,585
New York City Unlimited Tax
   General Obligation Bonds
   Series 1996G
     02-01-17             5.75          1,000,000             1,039,940
New York City Unlimited Tax
   General Obligation Bonds
   Series 1996J
     02-15-19             5.88          1,000,000             1,029,130
New York City Unlimited Tax
   General Obligation Bonds
   Series 1999I (MBIA Insured)
     04-15-29             5.00          1,000,000               951,360
New York City Unlimited Tax
   General Obligation Bonds
   Series 2000R Inverse Floater
   (FGIC Insured)
     05-15-16            13.11          1,000,000(f)          1,182,250
New York City Unlimited Tax
   General Obligation Bonds
   Series 2001A
     11-01-03             3.50          1,000,000             1,016,890
New York City Unlimited Tax
   General Obligation Pre-refunded
   Revenue Bonds Series 1994B-1
     08-15-16             7.00          1,500,000             1,680,540
New York Unlimited Tax
   General Obligation Bonds
   Series 1997D
     08-01-03             5.25          1,000,000             1,041,620
North Hempstead Unlimited Tax
   General Obligation Various Purpose Bonds
   Series 1998A (FGIC Insured)
     01-15-23             4.75          1,000,000               924,760
Oneida County Industrial Development
   Agency Civic Facilities Revenue Bonds
   Mohawk Valley Handicapped Services
   Series 1999 (ACA Insured)
     03-15-19             5.30            500,000               477,680
Port Authority Refunding Revenue
   Bonds 124th Series 2001 A.M.T.
     08-01-03             4.00          2,750,000             2,797,410
Port Authority Special Obligation
   Revenue Bonds KIAC Partners
   4th Series 1996 A.M.T.
     10-01-19             6.75          1,500,000             1,531,920


See accompanying notes to investments in securities.
-------------------------------------------------------------------------------
57   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

AXP New York Tax-Exempt Fund

Name of              Coupon             Principal              Value(a)
issuer and             rate                amount
title of
issue(b,c)

Rockland Tobacco Asset
   Backed Revenue Bonds Series 2001
     08-15-35             5.63%        $1,000,000            $1,000,320
State Dormitory Authority
   College Revenue Bonds
   Barnard College Series 1996
   (AMBAC Insured)
     07-01-16             5.25          1,140,000             1,155,504
State Dormitory Authority
   College Revenue Bonds
   Consolidated City University System
   Series 1993A
     07-01-13             5.75          3,000,000             3,238,979
State Dormitory Authority
   College Revenue Bonds
   Cooper Union Series 1996
   (AMBAC Insured)
     07-01-20             5.38            860,000               865,857
State Dormitory Authority
   College Revenue Bonds
   Culinary Institute of America
   Series 1997 (MBIA Insured)
     07-01-17             5.00            500,000               496,275
State Dormitory Authority
   College Revenue Bonds
   Long Island University
   Series 1999 (Asset Guaranty)
     09-01-28             5.25          1,400,000             1,369,046
State Dormitory Authority
   College Revenue Bonds Siena College
   Series 2001 (MBIA Insured)
     07-01-03             4.25            330,000               339,237
State Dormitory Authority
   College Revenue Bonds
   St. Thomas Aquinas College
   Series 1998 (Asset Guaranty)
     07-01-14             5.00          1,125,000             1,118,801
State Dormitory Authority
   Municipal Health Facilities
   Improvement Program
   Revenue Bonds 1st Series 2001
   (FSA Insured)
     01-15-05             5.00          1,000,000             1,051,270
State Dormitory Authority
   Pre-refunded College Revenue Bonds
   Consolidated City University
   System 3rd General Resolution
   2nd Series 1994 (MBIA Insured)
     07-01-19             6.25          1,500,000             1,633,215
State Dormitory Authority
   Pre-refunded Revenue Bonds
   Series 1990B
     05-15-11             7.50            415,000               509,491
State Dormitory Authority
   Revenue Bonds
   Frances Schervier Home
   Series 1997 (Asset Guaranty)
     07-01-17             5.50          1,000,000             1,011,940
State Dormitory Authority
   Revenue Bonds
   Mount Sinai Health
   Series 2000A
     07-01-25             6.50            500,000               531,295
State Dormitory Authority
   Revenue Bonds
   NYACK Hospital
   Series 1996
     07-01-13             6.25          1,000,000               837,570
State Dormitory Authority
   Revenue Bonds
   Pratt Institute Series 1999
   (Asset Guaranty)
     07-01-20             6.00          1,500,000             1,593,690
State Dormitory Authority
   Revenue Bonds
   St. Francis Hospital
   Series 1999A (MBIA Insured)
     07-01-29             5.50          1,000,000             1,008,100
State Dormitory Authority
   State University Educational Facilities
   Refunding Revenue Bonds Series 1993A
   (AMBAC Insured)
     05-15-15             5.25          1,000,000             1,045,580
     05-15-19             5.50          2,000,000             2,115,060
State Dormitory Authority
   Un-refunded Revenue Bonds
   Series 1990B
     05-15-11             7.50          1,485,000             1,740,806
State Energy Research & Development
   Authority Gas Facilities Revenue Bonds
   Residual Certificates Series 2000
   Inverse Floater (MBIA Insured)
     01-01-21            13.60            330,000(f)            340,504
State Energy Research & Development
   Authority Gas Facilities Revenue Bonds
   Brooklyn Union Gas
   Series 1996 (MBIA Insured)
     01-01-21             5.50          1,000,000             1,012,730
State Energy Research & Development
   Authority Pollution Control
   Refunding Revenue Bonds
   Rochester Gas & Electric
   Series 1992B (MBIA Insured) A.M.T.
     05-15-32             6.50          2,500,000             2,561,125
State Energy Research & Development
   Authority Solid Waste Disposal Revenue
   Bonds State Electric & Gas Company
   Series 1993A (MBIA Insured) A.M.T.
     12-01-28             5.70          3,000,000             3,033,450
State Environmental Facilities
   State Water Revolving Fund
   Pollution Control Revenue Bonds
   Series 1990A
     06-15-12             7.50          3,000,000             3,086,550
State Local Government Assistance
   Sales Tax Refunding Revenue Bonds
   Series 1997B (MBIA Insured)
     04-01-20             4.88          1,000,000               951,720
State Local Government Assistance
   Sales Tax Revenue Bonds
   Series 1992C
     04-01-22             5.50          1,500,000             1,500,510
State Medical Care Facilities
   Finance Agency Mental Health Services
   Revenue Bonds Series 1994A
   (FSA Insured)
     08-15-23             5.25          1,500,000             1,482,720
State Urban Development
   Capital Correctional Facilities
   Refunding Lease Revenue Bonds
   Series 1994A (FSA Insured)
     01-01-21             5.25          2,500,000             2,479,225
State Urban Development
   Capital Correctional Facilities
   Revenue Bonds 5th Series 1995
   (MBIA Insured)
     01-01-25             5.50            750,000(g)            756,480
Suffolk County Industrial Development Agency
   Continuing Care Retirement Revenue Bonds
   Jeffersons Ferry Series 1999A
     11-01-28             7.25          1,500,000             1,559,625
Syracuse Unlimited Tax
   General Obligation Bonds
   Series 2002C (FGIC Insured) A.M.T.
     01-01-05             4.25          1,150,000             1,175,024
Troy Municipal Assistance
   General Obligation
   Revenue Bonds
   Series 1996A (MBIA Insured)
     01-15-22             5.00          1,250,000             1,210,013

See accompanying notes to investments in securities.
-------------------------------------------------------------------------------
58   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

AXP New York Tax-Exempt Fund

Name of                 Coupon          Principal              Value(a)
issuer and                rate             amount
title of
issue(b,c)

Ulster County Independent Development
   Agency Civic Facilities Revenue Bonds
   Benedictine Hospital Series 1999A
     06-01-24             6.45%        $1,950,000            $1,729,241
United Nations Development Senior Lien
   Pre-refunded Revenue Bonds
   Series 1992A
     07-01-26             6.00          4,500,000             4,838,039
Utica Industrial Development Agency
   Civic Facilities Revenue Bonds
   Munson-Williams-Proctor
   Series 1996A (MBIA Insured)
     07-15-16             5.50            750,000               766,110
Westchester County Industrial Development
   Agency Continuing Care Retirement
   Revenue Bonds Hebrew Hospital
   Senior Housing Series 2000A
     07-01-30             7.38          1,000,000             1,002,600
Yonkers Unlimited Tax
   General Obligation Bonds
   Series 2001B (AMBAC Insured)
     12-15-07             3.88%        $1,010,000            $1,005,041

Total municipal bonds
(Cost: $91,984,955)                                         $96,785,795

Municipal notes (9.0%)
Issuer(c,d)          Effective             Amount              Value(a)
                         yield         payable at
                                         maturity

Long Island Power Authority
   Electric Systems Revenue Bonds
   V.R. Series 1998B-2
     05-01-33             1.80%          $500,000              $500,000
New York City Municipal Water Finance
   Authority Water & Sewer System
   Revenue Bonds V.R. Series 1994G
     06-15-24             1.80          5,700,000             5,700,000
New York City Transitional
   Finance Authority
   Future Secured Tax Revenue Bonds
   V.R. Series 2001B
     11-01-26             1.85            300,000               300,000
     11-01-27             1.85          1,700,000             1,700,000
New York General Obligation Bonds
   V.R. Series 1993A-7
     08-01-20             1.80          1,000,000             1,000,000
New York General Obligation Bonds
   V.R. Series 2001H-2
     08-01-13             1.80            400,000               400,000

Total municipal notes
(Cost: $9,600,000)                                           $9,600,000

Total investments in securities
(Cost: $101,584,955)(h)                                    $106,385,795

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
59   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

AXP New York Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  The  following   abbreviations  may  be  used  in  the  portfolio  security descriptions to identify the insurer of the issue:

     ACA       --   ACA Financial Guaranty Corporation

     AMBAC     --   American Municipal Bond Association Corporation

     BIG       --   Bond Investors Guarantee

     CGIC      --   Capital Guaranty Insurance Company

     FGIC      --   Financial Guarantee Insurance Corporation

     FHA       --   Federal Housing Authority

     FNMA      --   Federal National Mortgage Association

     FSA       --   Financial Security Assurance

     GNMA      --   Government National Mortgage Association

     MBIA      --   Municipal Bond Investors Assurance

(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax -- As of Dec. 31, 2001, the value of securities subject to alternative minimum tax represented
                    12.1% of net assets.

     B.A.N.    --   Bond Anticipation Note

     C.P.      --   Commercial Paper

     R.A.N.    --   Revenue Anticipation Note

     T.A.N.    --   Tax Anticipation Note

     T.R.A.N.  --   Tax & Revenue Anticipation Note

     V.R.      --   Variable Rate

     V.R.D.B.  --   Variable Rate Demand Bond

     V.R.D.N.  --   Variable Rate Demand Note

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2001.

(e) At Dec. 31, 2001, the cost of securities purchased, including interest purchased, on a when-issued basis was $1,160,891.

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 2001.

(g) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

     Type of security                                         Notional amount
     Sale contracts
     Municipal Bonds, March 2002                                 $200,000

(h)  At Dec. 31, 2001,  the cost of securities  for federal  income tax purposes
     was  approximately   $101,585,000  and  the  approximate   aggregate  gross
     unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                  $ 5,903,000
     Unrealized depreciation                                   (1,102,000)
                                                               ----------
     Net unrealized appreciation                              $ 4,801,000
                                                              -----------

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60   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

Investments in Securities

AXP Ohio Tax-Exempt Fund

Dec. 31, 2001 (Unaudited)
(Percentages represent value of investments compared to net assets)

Municipal bonds (90.8%)
Name of                 Coupon          Principal              Value(a)
issuer and                rate             amount
title of
issue(b,c)

Akron Bath Copley Joint Township
   Hospital District Revenue Bonds
   Summa Hospital Series 1998A
     11-15-24             5.38%        $1,500,000            $1,328,145
Avon Lake General Obligation
   Refunding Bonds Series 2001
   (AMBAC Insured)
     12-01-20             5.00            500,000(f)            489,265
Barberton Limited Tax Various Purpose
   General Obligation Bonds Series 1989
     12-01-09             7.35            560,000               562,968
Bellefontaine Hospital Facility
   Refunding Revenue Bonds
   Mary Rutan Health Association
   of Logan County Series 1993
     12-01-13             6.00          1,000,000               977,510
Buckeye Valley Local School District
   School Improvement Unlimited Tax
   General Obligation Bonds
   Series 1995A (MBIA Insured)
     12-01-20             5.25          1,000,000             1,002,520
Butler County Hospital Facility Improvement
   Pre-refunded Revenue Bonds
   Fort Hamilton-Hughes Memorial Center
   Series 1991
     01-01-10             7.50          1,750,000             1,785,000
Carroll Water & Sewer District
   Unlimited Tax General Obligation Bonds
   Series 1998
     12-01-10             6.25            385,000               394,379
Carroll Water & Sewer District
   Water System Improvement Unlimited Tax
   General Obligation Bonds Series 1996
     12-01-10             6.25            830,000               848,144
Celina Local School District
   Unlimited General Obligation Bonds
   Series 1996 (FGIC Insured)
     12-01-20             5.25          1,000,000             1,003,530
Cincinnati School District School
   Improvement General Obligation
   Bonds Series 2001 (MBIA Insured)
     12-01-02             4.00            805,000               821,575
Cleveland Airport Systems Revenue Bonds
   Series 1997A (FSA Insured) A.M.T.
     01-01-17             5.13          1,000,000               971,970
Cleveland Waterworks Improvement
   1st Mtge Refunding Revenue Bonds
   Series F 1992B (AMBAC Insured)
     01-01-16             6.25          1,000,000             1,020,000
Columbus Tax Increment Finance
   Revenue Bonds Easton
   Series 1999 (AMBAC Insured)
     12-01-24             4.88          1,000,000               942,810
Coshocton County Solid Waste Disposal
   Refunding Revenue Bonds
   Stone Container Series 1992
     08-01-13             7.88          1,000,000             1,012,370
Cuyahoga County Health Care Facilities
   Refunding Revenue Bonds Judson
   Retirement Community Series 1996A
     11-15-18             7.25          1,000,000             1,030,340
Cuyahoga County Hospital
   Facilities Revenue Bonds
   Canton Series 2000
     01-01-30             7.50          1,000,000             1,065,280
Cuyahoga County Hospital
   Improvement Pre-refunded Revenue Bonds
   University Hospitals Health System
   Series 1992 (AMBAC Insured)
     01-15-11             6.50            500,000               510,960
Cuyahoga County Hospital
   Refunding Revenue Bonds
   Cleveland Clinic Foundation
   Series 1992C (MBIA Insured)
     11-15-11             5.50          1,500,000             1,571,025
Cuyahoga County Hospital
   Revenue Bonds
   University Hospitals Health System
   Series 1999 (AMBAC Insured)
     01-15-19             5.40          1,000,000             1,014,570
Cuyahoga County Limited Tax
   General Obligation Bonds
   Series 1993
     05-15-13             5.60            500,000               539,860
Cuyahoga County Port Authority
   Special Assessment
   Tax Increment Revenue Bonds
   Series 2001
     12-01-31             7.35          1,000,000             1,001,480
Dayton Water System Refunding
   Revenue Bonds Series 1999
   (FSA Insured)
     12-01-02             4.00          1,000,000             1,020,590
Delaware County Sewer Improvement
   Limited Tax General Obligation Bonds
   Series 1995
     12-01-15             5.25          1,000,000             1,014,210
Dover Limited Tax Improvement
   General Obligation Bonds
   Municipal Sewer System
   Series 1989
     12-01-09             7.10            855,000               872,237
Erie County Hospital Improvement
   Refunding Revenue Bonds
   Firelands Community Hospital
   Series 1992
     01-01-15             6.75          2,000,000             2,041,679
Franklin County Health Care Facilities
   Refunding Revenue Bonds
   Lutheran Senior City Incorporated
   Series 1999
     12-15-28             6.13          1,250,000             1,053,525
Franklin County Multi-family Housing
   Refunding Revenue Bonds
   Jefferson Chase Apartments
   Series 1998B A.M.T.
     11-01-35             6.40          1,000,000               912,950
Franklin County Multi-family Housing
   Refunding Revenue Bonds
   West Bay Apartments Series 1998
   A.M.T.
     12-01-25             6.38            990,000(b)            695,416
Gateway Economic Development
   Greater Cleveland Excise Tax
   Refunding Revenue  Bonds Senior Lien
   Series 2001 (FSA Insured) A.M.T.
     09-01-05             5.13          1,750,000             1,833,458
Hamilton County Hospital Facilities
   Revenue Bonds Children's Hospital
   Medical Center Series 1998G
   (MBIA Insured)
     05-15-28             4.75            500,000               450,655
Hamilton County Sales Tax
   Revenue Bonds
   Hamilton County Football
   Series 1998A (MBIA Insured)
     12-01-17             4.75          1,000,000               962,010
Hamilton County Sales Tax
   Revenue Bonds
   Hamilton County Football
   Series 1998B (MBIA Insured)
     12-01-27             5.00          1,000,000               960,660
Hamilton General Obligation Bonds
   One Renaissance Center
   Series 2001A (AMBAC Insured)
     11-01-02             2.40            150,000               150,851
Hamilton General Obligation Bonds
   One Renaissance Center
   Series 2001B (AMBAC Insured)
     11-01-02             2.40            255,000               256,446
     11-01-03             2.60            275,000               275,534
Hilliard County School District
   Unlimited Tax General Obligation Bonds
   Series 1996A (FGIC Insured)
     12-01-20             5.00          1,000,000               978,530
Jackson County Hospital Facilities
   Revenue Bonds Consolidated Health System
   Jackson Hospital Series 1999
   (Asset Guaranty)
     10-01-20             6.13          1,000,000             1,045,470


See accompanying notes to investments in securities.
-------------------------------------------------------------------------------
61   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Name of                 Coupon          Principal              Value(a)
issuer and                rate             amount
title of
issue(b,c)

Lakota Local School District Unlimited Tax
   Improvement General Obligation
   Pre-refunded Bonds
   Series 1994 (AMBAC Insured)
     12-01-14             6.25%        $2,000,000            $2,214,879
Lorain County Hospital Facilities Refunding
   Revenue Bonds EMH Regional Medical
   Center Series 1995 (AMBAC Insured)
     11-01-21             5.38          2,000,000             2,003,320
Lorain County Independent Living & Hospital
   Facilities Refunding Revenue Bonds
   Elyria United Methodist Series 1996C
     06-01-22             6.88          1,000,000             1,029,360
Mahoning Valley Sanitary District Water
   Refunding Revenue Bonds
   Series 1999 (FSA Insured)
     11-15-18             5.75          1,000,000             1,048,370
Marion County Health Care Facilities
   Improvement Refunding Revenue Bonds
   United Church Homes Series 1993
     11-15-10             6.38            820,000               811,464
Marysville Sewer System 1st Mortgage
   Revenue Bonds Series 1988
   (BIG Insured)
     02-15-08             7.85            300,000               300,810
Montgomery County Hospital Facilities
   Refunding Revenue Bonds
   Kettering Medical Center Series 1999
     04-01-22             6.75          1,000,000             1,041,010
Montgomery County Water
   Revenue Bonds
   Greater Moraine-Beavercreek District
   Series 1992 (FGIC Insured)
     11-15-17             6.25          1,000,000             1,049,730
North Olmstead County
   General Obligation Bonds
   Series 1996 (AMBAC Insured)
     12-01-16             5.00          1,500,000             1,502,850
     12-01-21             5.00            200,000               195,090
Oak Hills Local School District
   Unlimited Tax General Obligation Bonds
   Series 1997 (MBIA Insured)
     12-01-25             5.13          1,000,000               980,500
Orrville Electric System
   Refunding Revenue & Improvement
   Mortgage Bonds Series 1997
   (AMBAC Insured)
     12-01-17             5.10          1,000,000             1,002,730
Stark County Health Care Facilities
   Refunding Revenue Bonds
   Rose Lane Series 1998
   (GNMA/FHA Insured)
     07-20-33             5.45            215,000(f)            212,123
State Air Quality Development Authority
   Refunding Revenue Bonds
   JMG Funding Limited Partnership
   Series 1994 (AMBAC Insured) A.M.T.
     01-01-29             6.38          2,000,000             2,162,239
     04-01-29             6.38            500,000               540,560
State Air Quality Development Authority
   Revenue Bonds Columbus & Southern
   Series 1985A (FGIC Insured)
     12-01-20             6.38          1,000,000             1,052,910
State Department of Administrative Services
   Certificate of Participation Ohio Center
   Series 1998 (AMBAC Insured)
     07-15-28             5.00            550,000               528,138
State Infrastructure
   Revenue Bonds Series 2001
     06-15-03             4.50          1,000,000             1,029,580
State Municipal Electric Generation Agency
   Revenue Bonds Joint Venture #5
   Series 1993 (AMBAC Insured)
     02-15-24             5.38          2,000,000             2,001,240
State Public Facilities Commissions
   Higher Education Capital
   Facilities Revenue Bonds
   2nd Series 1999A
     11-01-03             4.50          1,000,000             1,036,870
State Turnpike Commission Revenue
   Bonds Series 1998B (FGIC Insured)
     02-15-24             4.50          1,000,000               889,530
     02-15-28             4.75            800,000               732,824
State Turnpike Pre-refunded Revenue Bonds
   Series 1994A
     02-15-24             5.75          1,000,000             1,077,570
State Turnpike Pre-refunded Revenue Bonds
   Series 1996A (MBIA Insured)
     02-15-26             5.50          1,000,000             1,091,420
State Valley School District School
   Improvement Unlimited Tax
   General Obligation Bonds
   Counties of Adams & Highland
   Series 1995 (MBIA Insured)
     12-01-21             5.25          2,000,000             2,004,039
State Water Development Authority
   Pollution Control Refunding Revenue
   Bonds Cleveland Electric Illuminating
   Series 1995
     08-01-25             7.70          1,000,000             1,080,280
State Water Development Authority
   Pollution Control Refunding Revenue
   Bonds Toledo Edison Series 1994A A.M.T.
     10-01-23             8.00          1,000,000             1,075,840
State Water Development Authority
   Refunding & Improvement Revenue Bonds
   Pure Water Series 1992 (AMBAC Insured)
     12-01-18             5.50            750,000               758,003
State Water Development Authority
   Solid Waste Disposal Revenue Bonds
   Northstar BHP Steel Cargill
   Series 1995 A.M.T.
     09-01-20             6.30            500,000               515,525
State Water Development Authority
   Water Pollution Control
   Refunding Revenue Bonds
   Series 2001
     06-01-03             3.50          1,150,000             1,168,561
Streetsboro City School District
   School Improvement Unlimited
   Tax General Obligation Bonds
   Series 2001 (MBIA Insured)
     12-01-25             5.00          1,000,000               963,620
Swanton Local School District School
   Improvement Unlimited Tax
   General Obligation Bonds
   Series 2001 (FGIC Insured)
     12-01-02             3.10            550,000               556,842
University of Cincinnati
   Certificates of Participation
   Student Recreation Center
   Series 1996 (MBIA Insured)
     06-01-24             5.13          1,000,000               972,810
Warren County Various Purpose
   Limited Tax General Obligation Bonds
   Series 1992
     12-01-12             6.10            500,000               562,955
Youngstown State University
   General Receipts
   College Revenue Bonds
   Series 1998 (AMBAC Insured)
     12-15-16             4.75          1,000,000               971,810

Total municipal bonds
(Cost: $67,637,589)                                         $70,583,324

See accompanying notes to investments in securities.

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62   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Municipal notes (8.1%)
Issuer(c,d,e)        Effective             Amount              Value(a)
                         yield         payable at
                                         maturity

Cuyahoga County Economic Development
   Recreational Facilities Revenue Bonds
   The Cleveland Orchestra V.R.
   Series 1998
     04-01-28             1.90%        $2,000,000            $2,000,000
State Air Quality Development Authority
   Pollution Control Refunding Revenue Bonds
   Ohio Edison V.R. Series 2000C
     06-01-23             1.90            400,000               400,000
State Air Quality Development Authority
   Pollution Control Refunding Revenue Bonds
   Toledo V.R. Series 2000A
     04-01-24             1.90          1,000,000             1,000,000
State Air Quality Development Authority
   Pollution Control Revenue Bonds
   Gas & Electric V.R. Series 1985B
     12-01-15             1.90            300,000               300,000
State Air Quality Development Authority
   Pollution Control Revenue Bonds
   V.R. Series 1998C A.M.T.
     09-01-18             2.00          1,200,000             1,200,000
State Water Development Authority
   Pollution Control Facilities
   Refunding Revenue Bonds
   Toledo Edison V.R. Series 2000A
     04-01-24             1.90            400,000               400,000
University of Ohio General Receipts
   Revenue Bonds
   V.R. Series 2001 (FSA Insured)
     12-01-26             1.65          1,000,000             1,000,000

Total municipal notes
(Cost: $6,300,000)                                           $6,300,000

Total investments in securities
(Cost: $73,937,589)(g)                                      $76,883,324

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  The  following   abbreviations  may  be  used  in  the  portfolio  security descriptions to identify the insurer of the issue:

     ACA       --   ACA Financial Guaranty Corporation

     AMBAC     --   American Municipal Bond Association Corporation

     BIG       --   Bond Investors Guarantee

     CGIC      --   Capital Guaranty Insurance Company

     FGIC      --   Financial Guarantee Insurance Corporation

     FHA       --   Federal Housing Authority

     FNMA      --   Federal National Mortgage Association

     FSA       --   Financial Security Assurance

     GNMA      --   Government National Mortgage Association

     MBIA      --   Municipal Bond Investors Assurance

(d)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax -- As of Dec. 31, 2001, the value of securities subject to alternative minimum tax  represented
                    12.7% of net assets.

     B.A.N.    --   Bond Anticipation Note

     C.P.      --   Commercial Paper

     R.A.N.    --   Revenue Anticipation Note

     T.A.N.    --   Tax Anticipation Note

     T.R.A.N.  --   Tax & Revenue Anticipation Note

     V.R.      --   Variable Rate

     V.R.D.B.  --   Variable Rate Demand Bond

     V.R.D.N.  --   Variable Rate Demand Note

(e) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2001.

(f) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

     Type of security                                         Notional amount
     Sale contracts
     Municipal Bonds, March 2002                                 $200,000

(g)  At Dec. 31, 2001,  the cost of securities  for federal  income tax purposes
     was   approximately   $73,938,000  and  the  approximate   aggregate  gross
     unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                   $3,699,000
     Unrealized depreciation                                     (754,000)
                                                                 --------
     Net unrealized appreciation                               $2,945,000
                                                               ----------

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63   AXP STATE TAX-EXEMPT FUNDS -- SEMIANNUAL REPORT

AXP State Tax-Exempt Funds                                       PRSRT STD AUTO
70100 AXP Financial Center                                        U.S. POSTAGE
Minneapolis, MN 55474                                                 PAID
                                                                    AMERICAN
americanexpress.com                                                  EXPRESS


Ticker Symbol
AXP California Tax-Exempt Fund            Class A:  ICALX      Class B:  N/A        Class C:  N/A
AXP Massachusetts Tax-Exempt Fund         Class A:  IDMAX      Class B:  N/A        Class C:  N/A
AXP Michigan Tax-Exempt Fund              Class A:  INMIX      Class B:  N/A        Class C:  N/A
AXP Minnesota Tax-Exempt Fund             Class A:  IMNTX      Class B:  IDSMX      Class C:  N/A
AXP New York Tax-Exempt Fund              Class A:  INYKX      Class B:  N/A        Class C:  N/A
AXP Ohio Tax-Exempt Fund                  Class A:  IOHIX      Class B:  N/A        Class C:  N/A

This report must be accompanied or preceded by the Funds' current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.
                                                                          (logo)
                                                                        AMERICAN
                                                                         EXPRESS

                                                                 S-6329 R (3/02)